FIFTH THIRD FUNDS
                            NOTICE OF CLOSING OF THE

                        FIFTH THIRD MICRO CAP VALUE FUND

Shareholders are hereby notified that:

Effective immediately:

     o the Fifth Third Micro Cap Value Fund will be CLOSED to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.

                               FIFTH THIRD FUNDS
                       SUPPLEMENT DATED JANUARY 16, 2004
 TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                       CLASS A, B AND C SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2003.

FIFTH THIRD MICRO CAP VALUE FUND

Effective immediately:

     o the Fifth Third Micro Cap Value Fund will be CLOSED to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.


                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.





                                                           Sup. ABC-ALL 11/03.01

                               FIFTH THIRD FUNDS

                       SUPPLEMENT DATED JANUARY 16, 2004
   THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS ADVISOR SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2003.

FIFTH THIRD MICRO CAP VALUE FUND

Effective immediately:

     o the Fifth Third Micro Cap Value Fund will be CLOSED to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.




                                                           Sup. ADV-ALL 11/03.01

                               FIFTH THIRD FUNDS

                       SUPPLEMENT DATED JANUARY 16, 2004
 TO THE INSTITUTIONAL MONEY MARKET MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2003.

FIFTH THIRD MICRO CAP VALUE FUND

Effective immediately:

     o the Fifth Third Micro Cap Value Fund will be CLOSED to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.


                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.




                                                           Sup. IMM-IGM 11/03.01

                                FIFTH THIRD FUNDS

                        SUPPLEMENT DATED JANUARY 16, 2004
  TO THE STOCK AND BOND MUTUAL FUNDS AND ASSET ALLOCATION FUNDS INSTITUTIONAL
                                SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2003.

FIFTH THIRD MICRO CAP VALUE FUND

Effective immediately:

     o the Fifth Third Micro Cap Value Fund will be CLOSED to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.


                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.




                                                            Sup. STBD-I 11/03.01

                               FIFTH THIRD FUNDS

                       SUPPLEMENT DATED JANUARY 16, 2004
        TO THE MONEY MARKET MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 30, 2003.

FIFTH THIRD MICRO CAP VALUE FUND

Effective immediately:

     o the Fifth Third Micro Cap Value Fund will be CLOSED to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.


                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.




                                                              Sup. MM-I 11/03.01

                                FIFTH THIRD FUNDS
                        (FORMERLY FOUNTAIN SQUARE FUNDS)

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 30, 2003
                  AS AMENDED AND RESTATED ON JANUARY 16, 2004

This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated November 30, 2003:

Fifth Third Small Cap Growth Fund                             Fifth Third International Equity Fund
Fifth Third Mid Cap Growth Fund                               Fifth Third Bond Fund
Fifth Third Quality Growth Fund                               Fifth Third Intermediate Bond Fund
Fifth Third Large Cap Core Fund                               Fifth Third Short Term Bond Fund
Fifth Third Equity Index Fund                                 Fifth Third U.S. Government Bond Fund
Fifth Third Balanced Fund                                     Fifth Third Municipal Bond Fund
Fifth Third Micro Cap Value Fund                              Fifth Third Intermediate Municipal Bond Fund
Fifth Third Small Cap Value Fund                              Fifth Third Ohio Municipal Bond Fund
Fifth Third Multi Cap Value Fund                              Fifth Third Michigan Municipal Bond Fund
Fifth Third Disciplined Large Cap Value Fund                  Fifth Third Prime Money Market Fund
Fifth Third LifeModel Aggressive FundSM                       Fifth Third Government Money Market Fund
Fifth Third LifeModel Moderately Aggressive FundSM            Fifth Third Michigan Municipal Money Market Fund
Fifth Third LifeModel Moderate FundSM                         Fifth Third Municipal Money Market Fund
Fifth Third LifeModel Moderately Conservative FundSM          Fifth Third Institutional Money Market Fund
Fifth Third LifeModel Conservative FundSM                     Fifth Third Institutional Government Money Market Fund
Fifth Third Strategic Income Fund                             Fifth Third U.S. Treasury Money Market Fund
Fifth Third Select Stock Fund                                 Fifth Third Ohio Tax Exempt Money Market Fund
Fifth Third Technology Fund




This SAI is incorporated in its entirety into the Prospectuses and should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(800) 282-5706. This SAI is not a prospectus.

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                TABLE OF CONTENTS

                                                                                              Page
GENERAL INFORMATION ABOUT THE TRUST
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS
   Investment
   Investment Limitations
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES
   Types of Investments
   Portfolio Turnover
   Investment Risks (Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund)
   Investment Risks (Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund)
FIFTH THIRD FUNDS MANAGEMENT
   Trustee Liability
   Codes of Ethics
   Proxy Voting Policies and Procedures
INVESTMENT ADVISORY SERVICES
   Investment Advisors to the Trust
   Advisory Fees
   Administrative Services
   Custody of Fund Assets
   Transfer Agent and Dividend Disbursing Agent
   Fund Accounting
   Legal Counsel
BROKERAGE TRANSACTIONS
PURCHASING SHARES
   Distribution Plan and Administrative Services Agreement
   Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares
   Conversion of Class B Shares to Class A Shares
   Conversion to Federal Funds
   Exchanging Securities for Fund Shares
   Payments to Dealers
REDEEMING SHARES
   Redemption in Kind
   Postponement of Redemptions
DETERMINING NET ASSET VALUE
   Determining Market Value of Securities
   Use of Amortized Cost
   Monitoring Procedures
   Investment Restrictions
   Trading in Foreign Securities
TAX STATUS
   Qualification as a Regulated Investment Company
   Distributions
   Exempt-Interest Dividends
   Municipal Bond, Municipal Money Market, and Tax-Exempt Funds
   Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions
   Selling Shares
   Hedging
   Discount Securities
   Backup Withholding
PERFORMANCE INFORMATION
   Tax-Equivalent Yield
FINANCIAL STATEMENTS
APPENDIX

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates to the following funds (collectively, the "Funds"):

        THE "EQUITY FUNDS":

Fifth Third Quality Growth Fund                              Fifth Third Multi Cap Value Fund
Fifth Third Disciplined Large Cap Value Fund                 Fifth Third Micro Cap Value Fund
Fifth Third Select Stock Fund                                Fifth Third Strategic Income Fund
Fifth Third Balanced Fund                                    Fifth Third Small Cap Value Fund
Fifth Third Mid Cap Growth Fund                              Fifth Third Small Cap Growth Fund
Fifth Third Technology Fund                                  Fifth Third Equity Index Fund
Fifth Third International Equity Fund                        Fifth Third Large Cap Core Fund

        THE "ASSET ALLOCATION FUNDS":

Fifth Third LifeModel Conservative FundSM                    Fifth Third LifeModel Moderately Aggressive FundSM
Fifth Third LifeModel Moderately Conservative FundSM         Fifth Third LifeModel Aggressive FundSM
Fifth Third LifeModel Moderate FundSM

        THE "BOND FUNDS":

Fifth Third Bond Fund                                        Fifth Third Intermediate Bond Fund
Fifth Third Short Term Bond Fund                             Fifth Third U.S. Government Bond Fund

        THE "MUNICIPAL BOND FUNDS":

Fifth Third Municipal Bond Fund                              Fifth Third Michigan Municipal Bond Fund
Fifth Third Intermediate Municipal Bond Fund                 Fifth Third Ohio Municipal Bond Fund

        THE "MONEY MARKET FUNDS":

Fifth Third Government Money Market Fund                     Fifth Third Institutional Money Market Fund
Fifth Third Prime Money Market Fund                          Fifth Third Institutional Government Money Market Fund
Fifth Third Municipal Money Market Fund                      Fifth Third Michigan Municipal Money Market Fund
Fifth Third U.S. Treasury Money Market Fund                  Fifth Third Ohio Tax Exempt Money Market Fund

With respect to the classes contained in this SAI, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fund                                          Select  Preferred Trust  Institu-    Advisor   Class A  Class B  Class C
                                                                       tional
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Small Cap Growth Fund
("Small Cap Growth Fund")                                                     X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Mid Cap Growth Fund
("Mid Cap Growth Fund")                                                       X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Quality Growth Fund
("Quality Growth Fund")                                                       X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Large Cap Core Fund
("Large Cap Core Fund")                                                       X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------


                                       1

Fifth Third Equity Index Fund
("Equity Index Fund")                            X         X      X           X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------

Fifth Third Balanced Fund
("Balanced Fund")                                                             X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Micro Cap Value Fund
("Micro Cap Value Fund")                                                      X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Small Cap Value Fund
("Small Cap Value Fund")                                                      X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Multi Cap Value Fund
("Multi Cap Value Fund")                                                      X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Disciplined Large Cap Value
Fund ("Disciplined Large Cap Value Fund")                                     X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third LifeModel Aggressive FundSM
("LifeModel Aggressive FundSM")                                               X        X*        X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third LifeModel Moderately Aggressive
FundSM  ("LifeModel Moderately Aggressive                                     X        X*        X       X        X
FundSM")
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third LifeModel Moderate FundSM
("LifeModel Moderate FundSM")                                                 X        X*        X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third LifeModel Moderately
Conservative FundSM ("LifeModel                                               X        X*        X       X        X
Moderately Conservative FundSM")
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third LifeModel Conservative FundSM
("LifeModel Conservative FundSM")                                             X        X*        X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Strategic Income Fund
("Strategic Income Fund")                                                     X        X                          X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Select Stock Fund
("Select Stock Fund")                                                         X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Technology Fund
("Technology Fund")                                                           X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third International Equity Fund
("International Equity Fund")                                                 X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Bond Fund
("Bond Fund")                                                                 X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Intermediate Bond Fund
("Intermediate Bond Fund")                                                    X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Short Term Bond Fund
("Short Term Bond Fund")                                                      X                  X       X*       X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third U.S. Government Bond Fund
("Government Bond Fund")                                                      X                  X                X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Municipal Bond Fund
("Municipal Bond Fund")                                                       X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Intermediate Municipal Bond
Fund ("Intermediate Municipal Bond Fund")                                     X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Ohio Municipal Bond Fund
("Ohio Municipal Bond Fund")                                                  X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Michigan Municipal Bond Fund
("Michigan Municipal Bond Fund")                                              X                  X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Prime Money Market Fund
("Prime Money Market Fund")                                                   X        X         X       X        X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Government Money Market Fund
("Government Money Market Fund")                                              X                  X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------




                                       2

--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Michigan Municipal Money Market
Fund ("Michigan Municipal Money Market                                        X                  X
Fund")
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Municipal Money Market Fund
("Municipal Money Market Fund")                  X         X      X           X                  X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Institutional Money Market Fund
("Institutional Money Market Fund")              X         X      X           X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Institutional Government Money
Market Fund ("Institutional Government           X         X      X           X
Money Market Fund")
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third U.S. Treasury Money Market Fund
("U.S. Treasury Money Market Fund")              X         X      X           X
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------
Fifth Third Ohio Tax Exempt Money Market
Fund ("Ohio Tax Exempt Money Market Fund")                                    X*
--------------------------------------------- ------- --------- ------ ----------- --------- ------- -------- --------

*    These shares are currently not available to the public.

Each Fund, each Fund of Funds and each of the underlying Funds, is an "open-end" management investment company, and other than the Select Stock Fund, Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Municipal Bond Fund, is any Fund other than a diversified Fund and is not subject to the foregoing restriction.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Advisor, Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two- thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

For purposes of determining the presence of a quorum and counting votes on the matters presented, Shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Asset Management, Inc. (the "Advisor"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bancorp. Morgan Stanley Investment Management Inc. ( "Morgan Stanley") serves as investment sub-advisor to the International Equity Fund. Chartwell Investment Partners, LP ("Chartwell") serves as investment sub-advisor to the Small Cap Value Fund.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.

INVESTMENT OBJECTIVES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT LIMITATIONS -- STOCK AND BOND FUNDS, ASSET ALLOCATION FUNDS

For purposes of this section, "Investment Limitations--Stock and Bond Funds, Funds of Funds" the term "Funds" shall mean the Equity Funds, the Funds of Funds, the Bond Funds and the Municipal Bond Funds but not the Money Market Funds.

FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Select Stock Fund) may enter into futures contracts, as applicable.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.

SELLING SHORT AND BUYING ON MARGIN.

None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Select Stock Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

PLEDGING ASSETS.

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

LENDING CASH OR SECURITIES.

The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and
(ii) portfolio securities up to one-third of the value of total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES.

None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Ohio Municipal Bond Fund, Government Bond Fund, Intermediate Municipal Bond Fund and Select Stock Fund) may engage in transactions involving financial futures contracts or options on financial futures contracts.

INVESTING IN REAL ESTATE.

None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds (except for the Government Bond Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

DIVERSIFICATION OF INVESTMENTS.

Each of the Funds (except the Select Stock Fund and the Ohio Municipal Bond
Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

DEALING IN PUTS AND CALLS.

The Select Stock Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, Multi Cap Value Fund, Micro Cap Value Fund and Strategic Income Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

CONCENTRATION OF INVESTMENTS.

Each Fund will not invest 25% or more of the value of its total assets in any one industry, except that each of these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Strategic Income Fund and Funds of Funds, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

The Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Michigan Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, each of these Funds may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

UNDERWRITING.

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

NON-FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

DEALING IN PUTS AND CALLS

The International Equity Fund will not buy or sell puts, calls, straddles, spreads or any combination of these.

INVESTING IN ILLIQUID SECURITIES.

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

For the Strategic Income Fund and International Equity Fund, shares of open-ended investment companies will be considered illiquid if the Strategic Income Fund or International Equity Fund holds over 1% of the issuing investment company's total outstanding securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.

The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company. The Funds (except the Strategic Income Fund and International Equity
Fund) will invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

The Funds of Funds may invest all of their assets in investment companies.

CONCENTRATION OF INVESTMENTS

INTERNATIONAL EQUITY FUND

The International Equity Fund will not invest more than 25% of its total assets in the securities of underlying funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in underlying funds, the Fund indirectly may invest more than 25% of its assets in one industry.

Underlying funds are not themselves considered to be included in an industry for purposes of the preceding limitation and will typically constitute over 25% of the Fund's total assets.

STRATEGIC INCOME FUND

The Strategic Income Fund will not invest in the securities of underlying Funds which concentrate (i.e., invest more than 25% of their assets) in the same industry.

With respect to investments other than those in underlying funds ("non-investment company holdings"), the Strategic Income Fund will not invest 25% or more of the value of non-investment company holdings in any one industry except that the Fund may invest more than 25% of the value of non-investment company holdings in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

INVESTING IN PUT OPTIONS.

The International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund and Strategic Income Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

WRITING COVERED CALL OPTIONS.

The International Equity Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS -- MONEY MARKET FUNDS

For purposes of this section, "Investment Limitations--Money Market Funds," the term "Funds" shall mean the Money Market Funds but not the Equity Funds, the Bond Funds or the Municipal Bond Funds.

FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.

SELLING SHORT AND BUYING ON MARGIN.

None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes (except for the Government Money Market
Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

None of the Funds will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money.

PLEDGING SECURITIES OR ASSETS.

The Prime Money Market Fund will not pledge securities. The Government Money Market Fund, Municipal Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE.

The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Municipal Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING.

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

LENDING CASH OR SECURITIES.

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and
(ii) portfolio securities of the Funds (other than the U.S. Treasury Money Market Fund) may be lent to third parties. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

ACQUIRING VOTING SECURITIES.

The Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund and Michigan Municipal Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

The Municipal Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

DIVERSIFICATION OF INVESTMENTS.

Each of the Funds (except the Ohio Tax-Exempt Money Market Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.


CONCENTRATION OF INVESTMENTS.

Each of the Prime Money Market Fund, Institutional Government Money Market Fund and Institutional Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its total assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its total assets in instruments of foreign banks.

Each of the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

DEALING IN PUTS AND CALLS.

The Money Market Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.

OHIO TAX EXEMPT MONEY MARKET FUND

The Fifth Third Ohio Tax Exempt Money Market Fund, under normal circumstances, invests at least 80% of its assets in Ohio municipal securities, the income from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities.

NON-FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.

The Prime Money Market Fund will limit investments in securities of other investment companies as required by the 1940 Act as follows. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets.

The Government Money Market Fund, Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund and Michigan Municipal Money Market Fund will limit investments in securities of other investment companies as required by the 1940 Act as follows. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities.

INVESTING IN ILLIQUID SECURITIES.

None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

TYPES OF INVESTMENTS

BANK INSTRUMENTS.

Each Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund and Michigan Municipal Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

BEAR FUNDS

The International Equity Fund may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500 Index(R) or to hedge an existing portfolio of securities or mutual fund shares.

Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite likely result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. These bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

CLOSED-END INVESTMENT COMPANIES

The Strategic Income Fund, International Equity Fund and the funds in which they invest may invest in closed-end investment companies. Shares of closed-end investment companies will be acquired by investors in transactions not involving a public offering. These shares will be "restricted securities" and may be required to be held until the Fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the Fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The Fund may withhold consent to such an assumption at its absolute discretion.

CUSTODY RECEIPTS. The Strategic Income Fund, Balanced Fund, Intermediate Bond Fund, Bond Fund and U.S. Government Bond Fund may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Strategic Income Fund, Balanced Fund, Intermediate Bond Fund, Bond Fund and U.S. Government Bond Fund, are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

EXCHANGE-TRADED FUNDS

The Funds may invest in shares of various exchange-traded funds ("ETFs"), including exchange-traded index and bond funds. Such ETFs include those listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the particular fund. A Fund will bear its ratable share of the ETFs' expenses, including its advisory and administration fees. At the same time, a Fund will continue to pay its own investment management fees and other expenses. As a result, a Fund will absorb duplicate levels of fees with respect to investments in ETFs.

FUTURES AND OPTIONS TRANSACTIONS.

All of the Funds (subject to the exceptions noted below) and funds in which the International Equity Fund invests may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

FUTURES CONTRACTS.

The Funds, except the Money Market Funds, (other than the International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund and Strategic Income Fund) and the funds in which the International Equity Fund invests may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.

Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The International Equity Fund may also invest in securities index futures contracts when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

STOCK INDEX OPTIONS.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Select Stock Fund, Micro Cap Value Fund, Strategic Income Fund, International Equity Fund, Michigan Municipal Bond and Municipal Bond Fund) and the funds in which the International Equity Fund invests may purchase put options on stock indices listed on national securities exchanges or traded in the over- the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor (or Morgan Stanley or Chartwell, as applicable) to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund and Municipal Bond Fund) and the funds in which the International Equity Fund invests may purchase listed put options on financial futures contracts (and the International Equity Fund may purchase such put options over-the-counter). The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, or in the case of the International Equity Fund, when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, Michigan Municipal Bond and Municipal Bond Fund) and the funds in which the International Equity Fund invests may write listed call options or over-the- counter call International Equity on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

LIMITATION ON OPEN FUTURES POSITIONS.

No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"MARGIN" IN FUTURES TRANSACTIONS.

Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, Michigan Municipal Bond, and Municipal Bond Fund) and the funds in which the International Equity Fund invests may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES.

The Funds (other than the Money Market Funds, Ohio Municipal Fund, Intermediate Municipal Bond Fund, Michigan Municipal Bond, Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income
Fund) and the funds in which the International Equity Fund invests may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

OVER-THE-COUNTER OPTIONS.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Michigan Municipal Bond, the Select Stock Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund and Strategic Income Fund) and the funds in which the International Equity Fund invests may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS").

The U.S. Government Bond Fund, Bond Fund, Balanced Fund, Short Term Bond Fund, Intermediate Bond Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Prime Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and the Municipal Bond Fund may invest in CMOs.

Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMO's), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

CONVERTIBLE SECURITIES.

The Quality Growth Fund, Technology Fund, Mid Cap Growth Fund, Balanced Fund, International Equity Fund, Select Stock Fund, Disciplined Large Cap Value Fund, Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Small Cap Value Fund, Equity Index Fund, Large Cap Core Fund, Bond Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Municipal Bond Fund and the funds in which the International Equity Fund invests may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, Morgan Stanley or Chartwell, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

In selecting convertible securities for a Fund, the Advisor, Morgan Stanley or Chartwell, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor, Morgan Stanley or Chartwell, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

GUARANTEED INVESTMENT CONTRACTS.

The Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Government Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Municipal Bond Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund and Municipal Bond Fund will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

WARRANTS.

The Quality Growth Fund, Technology Fund, Mid Cap Growth Fund, Balanced Fund, International Equity Fund, Disciplined Large Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund and the funds in which the International Equity Fund invests may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

MUNICIPAL SECURITIES.

The Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Intermediate Municipal Bond Fund, the Money Market Funds, Michigan Municipal Bond Fund and Municipal Bond Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; government lease certificates purchased by the Fund will not contain nonappropriation clauses; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.

PARTICIPATION INTERESTS.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Prime Money Market Fund, Government Money Market Fund, International Equity Fund Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, International Equity Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund and Municipal Bond Fund may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Ohio Municipal Bond Fund, the Intermediate Municipal Bond Fund and the Municipal Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

STRIPPED OBLIGATIONS.

The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, U.S. Treasury Money Market Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund and Municipal Bond Fund may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. These Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund and Municipal Bond Fund may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

VARIABLE RATE MUNICIPAL SECURITIES.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Balanced Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Bond Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

LOAN PARTICIPATION NOTES.

The Institutional Money Market Fund, Institutional Government Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Municipal Bond Fund, Bond Fund, Intermediate Municipal Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund and Michigan Municipal Money Market

Fund may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

MUNICIPAL LEASES.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund and the Municipal Bond Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects);
(d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

STAND-BY COMMITMENTS.

The Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Municipal Bond Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Government Money Market Fund, Prime Money Market Fund, Municipal Money Market Fund and the Institutional Money Market Funds may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

CASH.

From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of bond funds and money market funds, the Fund's yield.

FOREIGN CURRENCY TRANSACTIONS.

The International Equity Fund and the funds in which it invests may engage in foreign currency transactions.

CURRENCY RISKS.

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the International Equity Fund values its assets daily in U.S. dollars, it might not convert its holdings of foreign currencies to U.S. dollars daily. The International Equity Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

The International Equity Fund and the funds in which it may invest will engage in foreign currency exchange transactions in connection with its portfolio investments. The International Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.

The International Equity Fund and the funds in which it may invest may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Advisor and Subadvisor believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Funds' best interest to do so. The International Equity Fund may also enter into forward foreign currency exchange contracts to gain exposure to currencies underlying various securities or financial instruments held in the Fund.

The International Equity Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisor or Subadvisor, as applicable, believes will tend to be closely correlated with that currency with regard to price movements. Generally, the International Equity Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

FOREIGN CURRENCY OPTIONS.

The International Equity Fund may engage in foreign currency options, and the funds in which the International Equity Fund may invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the International Equity Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the International Equity Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if the International Equity Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.

SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS.

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the International Equity Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the International Equity Fund will not purchase or write such options unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

FOREIGN CURRENCY FUTURES TRANSACTIONS.

By using foreign currency futures contracts and options on such contracts, the International Equity Fund and the funds in which it may invest may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The International Equity Fund and the funds in which it invests may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the International Equity Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

U.S. GOVERNMENT OBLIGATIONS.

The types of U.S. government obligations in which any of the Funds may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank
(FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.




VARIABLE RATE U.S. GOVERNMENT SECURITIES.

Some of the short-term U.S. government securities that the Money Market Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

Each Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.

REPURCHASE AGREEMENTS.

Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor, Morgan Stanley or Chartwell, as applicable, to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS.

Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES.

Each Fund (other than the U.S. Treasury Money Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES.

Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor, Morgan Stanley or Chartwell, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

TEMPORARY AND DEFENSIVE INVESTMENTS.

Each Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. Each of the Short Term Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Municipal Bond Fund may shorten their dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor. The Michigan

Municipal Bond Fund may invest in municipal bonds the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The Michigan Municipal Money Market Fund may invest in short-term taxable money market obligations. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, Morgan Stanley or Chartwell, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long- term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

PORTFOLIO TURNOVER

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the Money Market Funds and Funds in existence for less than one year:

                                   FISCAL YEAR ENDED      FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                     JULY 31, 2003          JULY 31, 2002              JULY 31, 2001
Small Cap Growth Fund                    63%                       25%                       13%(**)
Mid Cap Growth Fund                      25%                       27%                       26%
Quality Growth Fund                      19%                       20%                       20%
Large Cap Core Fund                      13%                       5%                        5%(**)
Equity Index Fund                        2%                        9%                        4%(**)
Balanced Fund                            133%                      78%                       77%
Micro Cap Value Fund                     28%                       16%(***)                  47%(*)
Small Cap Value Fund                     39%(****)                 --                        --
Multi Cap Value Fund                     23%                       25%(***)                  80%(*)
Disciplined Large Cap Value Fund         79%                       22%                       19%
LifeModel Aggressive FundSM              79%                       --                        --
LifeModel Moderately
     Aggressive FundSM                   55%                       --                        --
LifeModel Moderate FundSM                55%                       --                        --
LifeModel Moderately
     Conservative FundSM                 72%                       --                        --
LifeModel Conservative FundSM            63%                       --                        --
Strategic Income Fund                    38%                       27%(***)                  34%(*)
Select Stock Fund                        50%                       70%                       139%
Technology Fund                          258%                      97%                       50%
International Equity Fund                44%                       23%                       42%
Bond Fund                                332%                      229%                      131%(**)
Intermediate Bond Fund                   252%                      229%                      141%(**)
Short Term Bond Fund                     72%                       111%                      56%(**)
U.S. Government Bond Fund                304%                      180%                      77%
Municipal Bond Fund                      21%                       97%                       89%(**)
Intermediate Municipal Bond Fund         85%                       86%                       36%(**)
Ohio Municipal Bond Fund                 20%                       28%                       26%
Michigan Municipal Bond Fund             12%                       25%                       19%(**)

*    For the fiscal year ended December 31st.
** Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31.
*** Reflects the period from January 1, 2002 through July 31, 2002. The Fund changed its fiscal year end to July 31 from December 31.
**** Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

INVESTMENT RISKS (MICHIGAN MUNICIPAL MONEY MARKET FUND AND MICHIGAN MUNICIPAL BOND FUND)

The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. It remains highly cyclical despite a gradually diversifying economy.

Total wage and salary employment is estimated to have declined by 0.9% in 2002. The rate of unemployment is estimated to have been 6.1% in 2002, substantially increased from the rate of 3.4% in 2000. Personal income grew at an estimated 2.0% annual rate in 2002.

During the six years ending with the year 2000, improvements in the Michigan economy resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, resulted in State General Fund budget surpluses, a substantial part of which were transferred to the State's counter-cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 2000 is estimated to have been in excess of $1.2 billion. These favorable trends did not continue in the period 2001-2003, as the Michigan economy felt the effects of the downturn in the national economy. In July, 2001 the Legislature began making adjustments in State expenditures and projected revenues. These adjustments reduced the balance of the Budget and Economic Stabilization Fund by September 30, 2002 to $145 million.

Among the budget uncertainties facing the State during the next several years are whether the recently-enacted school finance reform package will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether international monetary or financial crises will adversely affect Michigan's economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget and Economic Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year.

The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

The State Constitution limits State general obligation debt to (i) short- term debt for State operating purposes, (ii) short-and long-term debt for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenues received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

The State has issued an outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 2002, the State had approximately $1.1 billion of general obligation bonds outstanding.

The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

As of July, 2003, the ratings on State of Michigan general obligation bonds are "Aaa" by Moody's and "AAA" by S&P. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.

The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of mid 2003.

The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

On March 15, 1994, Michigan voters approved a property tax and school finance reform measure known as Proposal A. Under Proposal A, as approved and implemented, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.1% in 2002 and 4.0% in 2003, the cigarette tax increased from $.25 to $.75 per pack (to which an additional $.50 per pack was imposed in 2002) and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A ..75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and nonqualified agricultural property. Proposal A, as implemented, contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and impact the State's ability to raise additional revenues in the future.

INVESTMENT RISKS (OHIO MUNICIPAL BOND FUND AND OHIO TAX EXEMPT MONEY MARKET
FUND)

The State of Ohio is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has declined. Job growth in the state has been primarily in business services and distribution sectors. Ohio's economy is concentrated in automobile production and equipment, steel, rubber products and household appliances. Because Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the long term, may impact the demographic and financial position of Ohio and its municipalities. To the degree that Ohio municipalities are exposed to domestic manufacturers that fail to make competitive adjustments, employment rates and disposable income of Ohio residents may deteriorate, possibly leading to population declines and the erosion of municipality tax bases.

In addition to the economic trends above, the political climate in various municipalities may contribute to the decisions of various businesses and individuals to relocate outside of Ohio. A municipality's political climate in particular may affect its own credit standing. For Ohio and its underlying municipalities, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of issuances meeting the Fund's standards for investment.

Ohio ended fiscal year 2003 with a General Revenue Fund balance of $52.3 million. Ohio has also maintained a "rainy day" fund, the Budget Stabilization Fund, which had a balance of approximately $180.7 million as of the end of fiscal year 2003. Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the state constitutional requirement that Ohio provide a "thorough and efficient system of common schools." On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision, concluded (as it had in 1997 and 2000) that the State had not complied with that requirement and directed the General Assembly "to enact a school-funding scheme that is thorough and efficient." At this time, it is not possible to predict the response of the General Assembly to this decision or whether any such response will be subject to further litigation. School funding poses significant but manageable challenges to the overall fiscal stability of Ohio.

Ohio has established procedures for municipal fiscal emergencies under which financial planning and supervision commissions are established to monitor the fiscal affairs of financially troubled municipality. The original municipal fiscal emergency law was enacted in 1979 as a response to a financial crisis in the city of Cleveland. Since that time, financial planning and supervision commissions have aided 32 Ohio municipalities declared in fiscal emergency. As of July 2003, only ten remain under stewardship. Under this law, a municipality is required to develop a financial plan to eliminate deficits and cure any defaults. In 1996, the fiscal emergency protection law was extended to Ohio counties and townships.

The foregoing discussion only highlights some of the significant financial trends and problems affecting Ohio and its underlying municipalities.

                          FIFTH THIRD FUNDS MANAGEMENT

      The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                              INDEPENDENT TRUSTEES

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                    IN FUND
                       POSITION(S)         TERM OF                                                  COMPLEX
                           HELD            OFFICE AND                                               OVERSEEN               OTHER
       NAME, ADDRESS     WITH THE          LENGTH OF          PRINCIPAL OCCUPATION(S)                   BY            DIRECTORSHIPS
          AND AGE          FUNDS           TIME SERVED        DURING THE PAST 5 YEARS                TRUSTEE         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
David J. Durham            Trustee         Indefinite,        President and Chief                     37            None
Birthdate: 5/10/1945                       June 2001-         Executive Officer of Clipper
                                            Present           Products, Inc., a wholesale
                                                              distributor, 1997-Present.

J. Joseph Hale Jr.         Trustee         Indefinite,        President, Cinergy Foundation,          37            None
Birthdate: 9/11/1949                       March              November 2001-Present. President,
                                           2001-Present       Cinergy Corp., Cincinnati Gas &
                                                              Electric Co., The Union Light Heat
                                                              & Power Co., November 2000-October
                                                              2001.  Vice President, Corporate
                                                              Communications, August 1996-June 2000.

John E. Jaymont            Trustee         Indefinite,        AVP, PIANKO, Feb. 2002-                 37            Printing
Birthdate: 12/5/1944                       October            Present. Business                                     Industries of
                                           2001- Present      Management Consultant, April                          America: Web
                                                              2000-February 2002. President,                        Offset Assoc.,
                                                              Metroweb Corp. (publications                          Director; Master
                                                              printing) 1997-2000.                                  Printers of
                                                                                                                    America,
                                                                                                                    Director.

David J. Gruber            Trustee         Indefinite,        Ohio Arts & Sports Facilities           37            None
Birthdate: 8/19/1963                       December           Commission (state funding oversight
                                           2003-Present       agency), CFO, April 2003-Present.
                                                              Ohio Expositions Commission (state
                                                              fair and expo center), Finance Director,
                                                              April 1996-April 2003.


                               INTERESTED TRUSTEE
Edward Burke Carey*        Chairman-       Indefinite,        President of Carey Realty               37            The Foundation
Birthdate  7/2/1945        Board of        January            Investments, Inc.                                     of the Catholic
                           Trustees        1989-Present                                                             Diocese of
                                                                                                                    Columbus-Trustee
                                                                                                                    Ohio and
                                                                                                                    Kentucky
                                                                                                                    Chapters of the
                                                                                                                    Counselors of
                                                                                                                    Real
                                                                                                                    Estate-Trustee,
                                                                                                                    Chairman.

--------------
*    Mr. Carey is treated by the Funds as an "interested person" (as defined in
     Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor.
     Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.




                       POSITION(S)         TERM OF
                           HELD            OFFICE AND
       NAME, ADDRESS     WITH THE          LENGTH OF          PRINCIPAL OCCUPATION(S)
          AND AGE          FUNDS           TIME SERVED        DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------

                                    OFFICERS

C. David Bunstine          President       Indefinite,        Employee of BISYS Fund Services
Birthdate: 7/30/1965                       March 2003         Limited Partnership since
                                           - Present          December 1987.

Russell D. Ungerman        Vice President  Indefinite,        Trust Officer of Fifth Third
Birthdate: 2/09/1971                       September          Bank, 1998-present; Trust
                                           2002 -Present      Officer of Wilmington Trust
                                                              Co., 1994-1998.

Rodney L. Ruehle           Vice            Indefinite,        Employee of BISYS Fund
Birthdate: 4/26/1968       President and   September          Services Limited Partnership.
                           Secretary       2001-Present

Adam S. Ness               Treasurer       Indefinite,        Employee of BISYS Fund
Birthdate: 10/14/1972                      September          Services Limited Partnership
                                           2001-Present       since June 1998.

Warren Leslie              Assistant       Indefinite,        Employee of BISYS Funds
Birthdate: 2/13/1962       Secretary and   September          Service Limited Partnership
                           Assistant       2001-Present       since May 1995.
                           Treasurer

For interested Trustees and Officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

                         POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME                     UNDERWRITERS OF THE FUNDS

C. David Bunstine        BISYS Fund Services, Vice President, Client Services
Russell Ungerman         Fifth Third Bank, Trust Officer
Rodney L. Ruehle         BISYS Fund Services, Director, Compliance Services
Adam S. Ness             BISYS Fund Services, Vice President, Financial Services
Warren Leslie            BISYS Fund Services, Director, Client Services

COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE

The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, and Jaymont serve on this Committee. For the year ended December 31, 2002, there were 5 meetings of the Audit Committee.

NOMINATING COMMITTEE

The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hale, Durham, and Jaymont serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds. During the year ended December 31, 2002, the Nominating Committee did not meet.

SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2002:

                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                SECURITIES IN ALL REGISTERED
                                              DOLLAR RANGE OF EQUITY          INVESTMENT COMPANIES OVERSEEN BY
                                                    SECURITIES                TRUSTEE IN FAMILY OF INVESTMENT
       NAME OF TRUSTEE                             IN THE FUNDS                         COMPANIES
Edward Burke Carey                    Select Stock Fund: $50,001 - $100,000              >$100,000*
                                         Quality Growth Fund: > $100,000*
                                    Prime Money Market Fund: $1 - $10,000
                                        Balanced Fund: $10,001 - $50,000
                                     International Equity Fund: $1 - $10,000
                                        Mid Cap Growth Fund: > $100,000*
                                          Technology Fund: $1 - $10,000
                                Government Money Market Fund: $10,001 - $50,000

J. Joseph Hale, Jr., Trustee                              $0                              $0

David J. Durham                          Bond Fund: $10,001 - $50,000                $50,001 - $100,000
                                     Mid Cap Growth Fund: $10,001 - $50,000
                                    Multi Cap Value Fund: $10,001 - $50,000
                                     Quality Growth Fund: $10,001 - $50,000

John E. Jaymont                         Quality Growth Fund: $1 - $10,000              $1 - $10,000
                                      Small Cap Growth Fund: $1 - $10,000
                                             Worldwide Fund: $1 - $10,000

David J. Gruber                                           $0                              $0

--------------
*    denotes greater than

For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2002:

                              NAME OF OWNERS
                                   AND
                              RELATIONSHIPS
        NAME OF TRUSTEE         TO TRUSTEE          COMPANY       TITLE OF CLASS     VALUE OF SECURITIES     PERCENT OF CLASS
J. Joseph Hale, Jr.                N/A                N/A              N/A                   N/A                   N/A
David J. Durham                    N/A                N/A              N/A                   N/A                   N/A
John E. Jaymont                    N/A                N/A              N/A                   N/A                   N/A
David J. Gruber                    N/A                N/A              N/A                   N/A                   N/A

As of November 1, 2003, the Officers and Trustees owned less than 1% of any class of any Fund.

TRUSTEES COMPENSATION

                                              AGGREGATE COMPENSATION FROM THE            TOTAL COMPENSATION FROM FUNDS AND FUND
                                              FUNDS FOR THE FISCAL YEAR ENDING       COMPLEX PAID TO TRUSTEES FOR THE FISCAL YEAR
NAME OF PERSON, POSITION                               JULY 31, 2003                             ENDING JULY 31, 2003
Edward Burke Carey, Trustee                            $29,000                                             $29,000
J. Joseph Hale, Jr., Trustee                           $25,500                                             $25,500
David J. Durham, Trustee                               $25,500                                             $25,500
John E. Jaymont, Trustee                               $27,000                                             $27,000

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of November 1, 2003:





                                                 PERCENT OF THE
                                                     CLASS TOTAL
                                                  ASSETS HELD BY
FUND/CLASS                                       THE SHAREHOLDER

BALANCED FUND ADVISOR CLASS                                RECORD               BENEFICIAL
FISERV SECURITIES  INC
FAO 16646324
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    97.81%               97.81%

BALANCED FUND CLASS A

FISERV SECURITIES  INC
FAO 16520904
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    80.46%               80.46%


NFSC FEBO    279-102520
FIRST MERCANTILE-PREMIER TR FI
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                         15.46%               15.46%

BALANCED FUND CLASS B

FISERV SECURITIES  INC
FAO 16692957
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    98.90%               98.90%


BALANCED FUND CLASS C

FISERV SECURITIES  INC
FAO 16215895
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    75.79%               75.79%

NFSC FEBO A74-001996
DAVID L. BUMMINGS
3220 MADONNA DRIVE
EDGEWOOD KY 41017                                          22.07%               22.07%

BALANCED FUND INST CLASS

LINK & COMPANY
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                           72.08%               52.62%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                           27.40%               21.09%

BOND FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 45898566
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    96.75%               96.75%


                                       30





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 16953695
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    70.02%               70.02%


NATIONAL FINANCIAL
82 DEVONSHIRE ST
BOSTON  MA  02109
                                                            23.63%              23.63%

BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 16259629
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.94%              99.94%

BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 31550052
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     95.03%              95.03%

BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            89.77%              83.48%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                             8.76%               6.57%

DISCIPLINED LARGE CAP VALUE FUND CLASS A

FISERV SECURITIES  INC
FAO 31477014
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     84.44%              84.44%


NFSC FEBO    279-102512
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          13.90%              13.90%


DISCIPLINED LARGE CAP VALUE FUND CLASS B

FISERV SECURITIES INC.
FAO 45914825
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.27%              99.27%

DISCIPLINED LARGE CAP VALUE FUND CLASS C

FISERV SECURITIES  INC
FAO 16795818
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     95.51%              95.51%

                                       31





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER
DISCIPLINED LARGE CAP VALUE FUND INST CL

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263                                      97.12%              92.26%


EQUITY INDEX FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16070963
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     96.96%              96.96%



EQUITY INDEX FUND CLASS A

NFSC FEBO    105-643289
FMT CO CUST IRA ROLLOVER
5068 HOWES LN
SAN JOSE  CA  951182126
                                                            41.49%              41.49%

FISERV SECURITIES  INC
FAO 31528037
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     36.71%              36.71%

EQUITY INDEX FUND CLASS B

FISERV SECURITIES  INC
FAO 16085139
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     93.13%              93.13%


NFSC FEBO    579-556882
FMT CO CUST IRA ROLLOVER
3945 OAKCREST CT SE
GRAND RAPIDS  MI  49546
                                                             6.33%               6.33%

EQUITY INDEX FUND CLASS C

FISERV SECURITIES  INC
FAO 30919758
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     57.12%              57.12%


NFSC FEBO    HDM-888109
NFS FMTC ROTH IRA
100 GOODRICH DRIVE
WETHERSFIELD  CT  06109
                                                            29.45%              29.45%

CIRCLE TRUST COMPANY CUSTODIAN
PAYCOR RETIREMENT PLANS
ONE STATION PLACE
METRO CENTER
STAMFORD  CT  06902                                          7.95%               7.95%

                                       32






                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

EQUITY INDEX FUND INST CLASS

FIFTH THIRD BANK
STEELCASE P/S GENERAL FUND
1850 EAST PARIS SE
GRAND RAPIDS  MI  495466210
                                                            49.65%              48.66%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            27.32%              24.04%

BANK OF NEW YORK
STEELCASE INC 401K PLAN AC 845206
ONE WALL STREET 12TH FLOOR
NEW YORK  NY  10286
                                                            11.43%              11.43%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            10.96%               9.43%

EQUITY INDEX FUND PFD SHARES

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                           100.00%              99.00%

EQUITY INDEX FUND SELECT SHARES

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                           100.00%             100.00%

EQUITY INDEX FUND TRUST SHARES

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                           100.00%              98.00%

GOVERNMENT MONEY MARKET FUND CLASS A

FISERV SECURITIES  INC
FAO 44225640
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     79.48%              79.48%



FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            12.26%               0.00%

GOVERNMENT MONEY MKT FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            94.96%              80.09%

                                       33





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

FISERV SECURITIES INC
FAO 45333619
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                      5.04%               5.04%

INST GOVT MONEY MKT FD PFD SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            62.00%              11.32%

FISERV SECURITIES INC
ATTN  CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     38.00%              38.00%

INST GOVT MONEY MKT FD SELECT SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            99.92%               0.00%

INST GOVT MONEY MKT FD TR SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                           100.00%              93.14%


INST MONEY MKT FD PFD SHS

BISYS FUND SERVICES OHIO INC
60 STATE STREET
BOSTON  MA  02109
                                                           100.00%             100.00%

INST MONEY MKT FD SELECT SHS

FISERV INVESTOR SECURITIES INC
ATTN CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  191033212                                 99.86%              99.86%

INST MONEY MKT FD TRUST SHS

FISERV INVESTOR SECURITIES INC
ATTN CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  191033212                                 99.82%              99.82%

INSTITUTIONAL GOVT MMKT INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            96.76%              30.41%

INSTITUTIONAL MMKT INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            55.25%              32.42%

FISERV INVESTOR SECURITIES INC
ATTN CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  191033212                                 41.53%              41.53%

                                       34





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

INTERMEDIATE BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 31532379
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     50.02%              50.02%


NFSC FEBO    279-102547
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          18.47%              18.47%

INTERMEDIATE BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 16801541
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.61%              99.61%

INTERMEDIATE BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 16436750
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     76.77%              76.77%


NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274
                                                            16.27%              16.27%

INTERMEDIATE BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            87.88%              83.49%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                             5.65%               5.20%

INTERMEDIATE MUNI BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            99.91%              95.91%

INTERMEDIATE MUNICIPAL BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 16222971
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     74.37%              74.37%

INTERMEDIATE MUNICIPAL BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 16231782
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     98.85%              98.85%

                                       35






                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

INTERMEDIATE MUNICIPAL BOND FUND CLASS C

FISERV SECURITIES INC
TRADE HOUSE ACCOUNT CLUB 53
2005 MARKET ST
ATTN  MUTUAL FUNDS
PHILADELPHIA  PA  191033212                                 97.61%              97.61%

INTERNATIONAL EQUITY FUND CLASS A

NFSC FEBO    279-102431
FIRST MERCANTILE-PREMIER TR FI
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          58.49%              58.49%


FISERV SECURITIES  INC
FAO 16213702
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     33.20%              33.20%


TRUSTLYNX & CO
ACCOUNT   00T08
PO BOX 173736
TRUSTLYNX

DENVER  CO  802173736                                        5.10%               5.10%


INTERNATIONAL EQUITY FUND CLASS B

FISERV SECURITIES INC.
FAO 16734684
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     98.26%              98.26%

INTERNATIONAL EQUITY FUND CLASS C

FISERV SECURITIES  INC
FAO 16807487
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     90.50%              90.50%

INTERNATIONAL EQUITY FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            86.78%              79.84%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            12.41%               8.81%


                                       36






                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER
LARGE CAP CORE FUND CLASS A

FISERV SECURITIES  INC
FAO 45609972
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     40.24%              40.24%


NFSC FEBO    148-273252
FMT CO CUST IRA
7608 MONA LN
SAN DIEGO  CA  92130
                                                            19.18%              19.18%

LARGE CAP CORE FUND CLASS B

FISERV SECURITIES  INC
FAO 30894574
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.73%              99.73%

LARGE CAP CORE FUND CLASS C

FISERV SECURITIES  INC
FAO 30717604
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     80.80%              80.80%



JERRY W TODD
121 1/2  MAIN ST
FLUSHING  MI  48433
                                                            10.36%              10.36%

AMERITRADE INC FBO 8741715841
PO BOX 2226
OMAHA  NE  681032226
                                                             8.84%               8.84%

LARGE CAP CORE FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            89.58%              86.89%

                                       37





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                             7.13%               6.77%

SELECT STOCK FUND CLASS A

FISERV SECURITIES  INC
FAO 16707807
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     78.10%              78.10%


NFSC FEBO    279-102628
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          19.21%              19.21%



SELECT STOCK FUND CLASS B

FISERV SECURITIES  INC
FAO 31046208
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.17%              99.17%



SELECT STOCK FUND CLASS C

FISERV SECURITIES  INC
FAO 16706092
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     96.63%              96.63%

SELECT STOCK FUND INST CLASS

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            33.47%              33.13%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            22.53%              20.72%

LIFEMODEL AGGRESSIVE FUND CLASS A

FISERV SECURITIES  INC
FAO 31595753
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     53.95%              53.95%


NFSC FEBO    279-103802
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT FL 4
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          45.57%              45.57%

LIFEMODEL AGGRESSIVE FUND CLASS B

FISERV SECURITIES  INC
FAO 30947148
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.02%              99.02%

                                       38






                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

LIFEMODEL AGGRESSIVE FUND CLASS C

FISERV SECURITIES  INC
FAO 16308074
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     97.47%              97.47%

LIFEMODEL AGGRESSIVE FUND INSTITUTIONAL

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            74.58%              66.38%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            20.32%              19.31%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
SPECTRUM CLEARING ACCOUNT
CORDOVA  TN  38018                                           5.10%               5.10%

LIFEMODEL CONSERVATIVE FUND CLASS A

FISERV SECURITIES  INC
FAO 16716835
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     75.84%              75.84%


NFSC FEBO    279-103829
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT FL 4
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          24.01%              24.01%

LIFEMODEL CONSERVATIVE FUND CLASS B

FISERV SECURITIES  INC
FAO 30793221
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    100.00%             100.00%

LIFEMODEL CONSERVATIVE FUND CLASS C

FISERV SECURITIES  INC
FAO 16658147
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.91%              99.91%

LIFEMODEL CONSERVATIVE FUND INST

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            88.67%              78.03%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                             9.12%               8.39%

                                       39





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

LIFEMODEL MODERATE FUND CLASS A

FISERV SECURITIES  INC
FAO 16321075
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     65.39%              65.39%


NFSC FEBO    279-103845
PREMIER TRUST FMTC
57 GERMANTOWN CT FL 4
LIFE     ATTN FUNDS MGMT
CORDOVA  TN  38018                                          34.51%              34.51%

LIFEMODEL MODERATE FUND CLASS B

FISERV SECURITIES  INC
FAO 30995281
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.86%              99.86%

LIFEMODEL MODERATE FUND CLASS C

FISERV SECURITIES  INC
FAO 16222117
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     97.35%              97.35%

LIFEMODEL MODERATE FUND INSTITUTIONAL

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            92.96%              79.94%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                             7.03%               5.62%

LIFEMODEL MODERATELY AGGRESSIVE FUND A

FISERV SECURITIES  INC
FAO 16047864
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     72.21%              72.21%


NFSC FEBO    AFY-185426
NFS FMTC IRA
10023 STATE RD 662
NEWBURGH  IN  47630
                                                            27.70%              27.70%

LIFEMODEL MODERATELY AGGRESSIVE FUND B

FISERV SECURITIES  INC
FAO 30740591
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.77%              99.77%

LIFEMODEL MODERATELY AGGRESSIVE FUND C

FISERV SECURITIES  INC
FAO 30833057
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.32%              99.32%

                                       40






                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

LIFEMODEL MODERATELY AGGRESSIVE FUND I

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            81.32%              72.37%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            11.66%              11.19%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
SPECTRUM CLEARING ACCOUNT
CORDOVA  TN  38018                                           7.03%               7.03%

LIFEMODEL MODERATELY CONSERVATIVE FUND A

FISERV SECURITIES  INC
FAO 16898760
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     62.67%              62.67%


NFSC FEBO    279-103837
FIRST MERCANTILE TRUST CO
57 GERMANTOWN CT FL 4
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                          37.12%              37.12%

LIFEMODEL MODERATELY CONSERVATIVE FUND B

FISERV SECURITIES  INC
FAO 30910215
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.21%              99.21%

LIFEMODEL MODERATELY CONSERVATIVE FUND C

FISERV SECURITIES  INC
FAO 16290899
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    100.00%             100.00%

LIFEMODEL MODERATELY CONSERVATIVE FUND I

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            71.19%              64.07%

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            16.47%              11.20%

NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
SPECTRUM CLEARING ACCOUNT
CORDOVA  TN  38018                                          12.34%              12.34%

                                       41





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

MICHIGAN MUNI MONEY MKT FUND CLASS A

CHESTER HARVEY
PAULINE I HARVEY CO
2717 CEDAR GROVE CT
JENISON  MI  49428
                                                            31.17%              31.17%

FISERV SECURITIES  INC
FAO 31442147
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     26.88%              26.88%


MARGUERITE G NASOFF
MORTON NASOFF
2022 EASTERN DR
JACKSONVILLE  FL  32250
                                                            12.16%              12.16%

SUSAN J TORROLL
JOSEPH T TORROLL
466 EAST ST
0S

WINFIELD  IL  60190                                          9.97%               9.97%

C R WILSON
JOYCE L WILSON
9890 PARMALEE RD
MIDDLEVILLE  MI  49333
                                                             9.71%               9.71%

KATHY MONENDO
3017 FERDON
KALAMAZOO  MI  49008

                                                             6.02%               6.02%

MICHIGAN MUNI MONEY MKT FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            58.01%              55.70%

FISERV SECURITIES INC
ATTN  CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     41.99%              41.99%

MICHIGAN MUNICIPAL BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 31387867
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     77.82%              77.82%


NORTHERN TRUST CO
RICHARD U LIGHT IRREV S TR
PO BOX 92956
CHICAGO  IL  60675
                                                            13.58%              13.58%

                                       42





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

MICHIGAN MUNICIPAL BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 30932651
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     92.98%              92.98%

MICHIGAN MUNICIPAL BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 31399182
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     90.06%              90.06%


DOUGLAS E GETTEL AND
JUDITH L GETTEL JTTEN
266 ELM ST
BIRMINGHAM  MI  48009
                                                             6.69%               6.69%

MICHIGAN MUNICIPAL BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            99.49%              95.50%

MICRO CAP VALUE FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 45431969
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     37.86%              37.86%



PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998
                                                            10.68%              10.68%

NATIONAL INVESTOR SERVICES FBO
097-50000-19
55 WATER STREET 32ND FLOOR
NY       NY 10041  999
                                                             8.21%               8.21%

MAUREEN K WOLFSON
EQUITABLE LIFE FOR SEP IRA
200 PLAZA DR
ACCT 65 ON BEHALF OF VARIOUS
SECAUCUS  NJ  07094                                          5.84%               5.84%

MICRO CAP VALUE FUND CLASS A

NFSC FEBO    X07-397300
STARGAGE PARTNERSHIP SP
40 RUE DE MARCHE
BANK OF AMERICA
SWITZERLAND  205                                            65.29%              65.29%


FISERV SECURITIES  INC
FAO 16309276
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     26.00%              26.00%

                                       43





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

MICRO CAP VALUE FUND CLASS B

FISERV SECURITIES  INC
FAO 16447923
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     97.31%              97.31%

MICRO CAP VALUE FUND CLASS C

FISERV SECURITIES  INC
FAO 44476775
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     58.83%              58.83%


FIRST CLEARING  LLC
A C 1243-2782
2240 UNIVERSITY DR
FCC AS CUSTODIAN
NAPERVILLE  IL  605653488                                   14.95%              14.95%


NFSC FEBO    0WJ-004820
BRISTOL LODGE - MASONS
35 HUNTLEY ROAD
N ATTLEBORO  MA  02760
                                                             6.52%               6.52%

MICRO CAP VALUE FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            53.36%              50.69%

NFSC FEBO    106-060410
FMT CO CUST IRA
1 CHAPARRAL HL
BOERNE  TX  78006
                                                            11.85%              11.85%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ 07303-9998  189
                                                             9.48%               9.48%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                             8.04%               6.19%

MID CAP GROWTH FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 45427038
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     96.36%              96.36%

MID CAP GROWTH FUND CLASS A

FISERV SECURITIES  INC
FAO 16214240
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     65.64%              65.64%

                                       44





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER


NFSC

FMT CO
82 DEVONSHIRE ST
BOSTON  MA  02109
                                                            28.06%              28.06%

MID CAP GROWTH FUND CLASS B

FISERV SECURITIES  INC
FAO 45827357
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     98.26%              98.26%

MID CAP GROWTH FUND CLASS C

FISERV SECURITIES  INC
FAO 16670719
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     74.78%              74.78%


NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274
                                                            19.47%              19.47%

MID CAP GROWTH FUND INST CLASS

TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            73.03%              68.65%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            25.10%              23.85%

MULTI CAP VALUE FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16501137
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     26.97%              26.97%


DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O  BOX 2052
JERSEY CITY  NJ  073039998
                                                            16.27%              16.27%


SAXON & CO
PO BOX 7780-1888
ATTN  OEMF
PHILADELPHIA  PA  19182                                      6.95%               6.95%

MULTI CAP VALUE FUND CLASS A

FISERV SECURITIES  INC
FAO 44458088
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     89.17%              89.17%


NFSC FEBO    113-865834
FMTC CUSTODIAN-IRA ROTH BDA
2435 OLD STONE CT APT 3
TOLEDO  OH  43614
                                                             9.21%               9.21%

                                       45





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

MULTI CAP VALUE FUND CLASS B

FISERV SECURITIES  INC
FAO 16192766
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.30%              99.30%

MULTI CAP VALUE FUND CLASS C

FISERV SECURITIES  INC
FAO 16025428
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     87.03%              87.03%


NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274
                                                             9.54%               9.54%

MULTI CAP VALUE FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            93.90%              89.21%

MUN MONEY MKT FD PFD SHS

BISYS FUND SERVICES OHIO INC
60 STATE STREET
BOSTON  MA  02109
                                                           100.00%             100.00%

MUN MONEY MKT FD SELECT SHS

BISYS FUND SERVICES OHIO INC
60 STATE STREET
BOSTON  MA  02109
                                                           100.00%             100.00%

MUN MONEY MKT FD TR SHS

BISYS FUND SERVICES OHIO INC
60 STATE STREET
BOSTON  MA  02109
                                                           100.00%             100.00%

MUNICIPAL BOND FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16064085
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    100.00%             100.00%

MUNICIPAL BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 45812737
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     87.26%              87.26%

MUNICIPAL BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 45224795
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     97.43%              97.43%

                                       46





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

MUNICIPAL BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 31463111
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    100.00%             100.00%

MUNICIPAL BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            99.79%              97.80%

MUNICIPAL MONEY MARKET FUND CLASS A

FISERV INVESTOR SECURITIES INC
ATTN CASH SWEEPS DEPARTMENT
2005 MARKET ST
ONE COMMERCE SQUARE
PHILADELPHIA  PA  191033212                                 95.69%              95.69%

MUNICIPAL MONEY MKT FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            94.07%              82.94%

OHIO MUNICIPAL BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 16252661
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.76%              99.76%

OHIO MUNICIPAL BOND FUND CLASS B

FISERV SECURITIES  INC
FAO 45922934
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                    100.00%             100.00%

OHIO MUNICIPAL BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 16360929
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     97.47%              97.47%

OHIO MUNICIPAL BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            99.33%              94.36%

PRIME MONEY MARKET FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16071062
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.86%              99.86%

PRIME MONEY MARKET FUND CLASS A

FISERV SECURITIES  INC
FAO 31626518
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.71%              99.71%

                                       47





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

PRIME MONEY MARKET FUND CLASS B

FISERV SECURITIES  INC
FAO 16185718
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.24%              99.24%

PRIME MONEY MARKET FUND CLASS C

FISERV SECURITIES  INC
FAO 45838148
2005 MARKET STREET  SUITE 1200
ONE COMMERECE SQUARE
PHILADELPHIA  PA  19103                                     89.02%              89.02%

CIRCLE TRUST COMPANY CUSTODIAN
PAYCOR RETIREMENT PLANS
ONE STATION PLACE
METRO CENTER
STAMFORD  CT  06902                                          8.86%               8.86%

PRIME MONEY MARKET FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD1090F2
CINCINNATI  OH  45263
                                                            79.81%              49.17%

OLD KENT BANK
OLD KENT CAPTIAL PRESERVATION FUND
4420 44TH ST
ATTN TRUST SECURITIES
GRAND RAPIDS  MI  49512                                     11.12%              11.12%

QUALITY GROWTH FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16074819
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     94.97%              94.97%

QUALITY GROWTH FUND CLASS A

FISERV SECURITIES  INC
FAO 16103893
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     66.92%              66.92%


NFSC FEBO    BCC-070386
NANCY W EVANS
3029 EDGE MAR DR
EDGEWOOD  KY  41017
                                                            10.59%              10.59%

QUALITY GROWTH FUND CLASS B

FISERV SECURITIES  INC
FAO 16390257
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.25%              99.25%

QUALITY GROWTH FUND CLASS C

FISERV SECURITIES  INC
FAO 16982513
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     77.72%              77.72%


NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274
                                                            10.29%              10.29%

                                       48





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

QUALITY GROWTH FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            66.79%              62.78%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263                                       31.04%              27.63%


SHORT TERM BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 45817103
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     85.62%              85.62%


NFSC FEBO    AFY-192520
NFS FMTC ROLLOVER IRA
7610 MONTANA ST
MERRILLVILLE  IN  46410
                                                             7.83%               7.83%


SHORT TERM BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 44209621
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     69.45%              69.45%



BISYS FUND SERVICES OHIO INC
60 STATE ST
BOSTON  MA  02109
                                                            30.55%              30.55%

SHORT TERM BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            70.23%              66.72%

FIFTH THIRD BANK
STEELCASE P/S GENERAL FUND
1850 EAST PARIS SE
GRAND RAPIDS  MI  495466210
                                                            18.11%              18.11%

BANK OF NEW YORK
STEELCASE INC 401K PLAN AC 845207
ONE WALL STREET 12TH FLOOR
NEW YORK  NY  10286
                                                             8.83%               8.83%

                                       49





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

SMALL CAP GROWTH FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16073952
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     96.85%              96.85%

SMALL CAP GROWTH FUND CLASS A

FISERV SECURITIES  INC
FAO 16543203
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     35.70%              35.70%


NFSC FEBO    Z03-365629
JOHN        V         WYATT
23 MCKINNEY RD
U A 07 11 02
WEAVERVILLE  NC  28787                                      30.38%              30.38%

SMALL CAP GROWTH FUND CLASS B

FISERV SECURITIES  INC
FAO 16215249
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     92.78%              92.78%


NFSC FEBO    AFY-130516
NFS FMTC ROLLOVER IRA
3574 W LAKESHORE DR
CROWN POINT  IN  46307
                                                             5.67%               5.67%

SMALL CAP GROWTH FUND CLASS C

FISERV SECURITIES  INC
FAO 31323719
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     94.80%              94.80%

SMALL CAP GROWTH FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            69.41%              66.64%

FIFTH THIRD BANK
STEELCASE P/S GENERAL FUND
1850 EAST PARIS SE
GRAND RAPIDS  MI  495466210
                                                            22.76%              22.76%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                             5.64%               5.59%


SMALL CAP VALUE FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16344029
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     95.05%              95.05%

                                       50





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

SMALL CAP VALUE FUND CLASS A

FISERV SECURITIES  INC
FAO 16519458
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     94.68%              94.68%

SMALL CAP VALUE FUND CLASS B

FISERV SECURITIES  INC
FAO 16982607
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.26%              99.26%

SMALL CAP VALUE FUND CLASS C

FISERV SECURITIES  INC
FAO 44659497
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     99.91%              99.91%

SMALL CAP VALUE FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            98.13%              92.24%

STRATEGIC INCOME FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 45429457
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     36.00%              36.00%


DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O  BOX 2052
JERSEY CITY  NJ  073039998
                                                            17.45%              17.45%

NFSC FEBO    579-658200
FMT CO CUST IRA
357 BROCKINTON DR
ST SIMONS IS  GA  31522
                                                             6.50%               6.50%

STRATEGIC INCOME FUND CLASS C

FISERV SECURITIES  INC
FAO 30949072
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     97.70%              97.70%

                                       51





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

STRATEGIC INCOME FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            89.49%              86.80%

TECHNOLOGY FUND ADVISOR CLASS

FISERV SECURITIES  INC
FAO 16798341
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     98.15%              98.15%

TECHNOLOGY FUND CLASS A

FISERV SECURITIES  INC
FAO 16224606
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     74.74%              74.74%


NFSC FEBO    279-102415
FIRST MERCHANTILE TRUST FIFTH
57 GERMANTOWN CT 4TH FL
ATTN  FUNDS MANAGMENT
CORDOVA  TN  38018                                          16.37%              16.37%

TECHNOLOGY FUND CLASS B

FISERV SECURITIES  INC
FAO 16687673
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     84.88%              84.88%


JANNEY MONTGOMERY SCOTT LLC
A C 7985-3884
1801 MARKET STREET
PHILADELPHIA  PA  191031675
                                                             5.65%               5.65%

NFSC FEBO    X67-207802
RICHARD G FAGIN
3417 BEVERLY DR
DALLAS  TX  75205
                                                             5.57%               5.57%

TECHNOLOGY FUND CLASS C

SOUTHWEST SECURITIES INC FBO
ALDRICH SMRSTIK
PO BOX 509002
AS SEP IRA  CUSTODIAN
DALLAS  TX  75250                                           48.06%              48.06%


FISERV SECURITIES  INC
FAO 16708086
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     28.63%              28.63%

                                       52





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER


NFSC FEBO    301-796921
FMT CO CUST IRA ROLLOVER
8 HARDY ST APT 4
SALEM  MA  01970
                                                            11.01%              11.01%

NATIONAL INVESTOR SERVICES FBO
820-95299-19
55 WATER STREET 32ND FLOOR
NY  NY  10041
                                                             6.45%               6.45%

TECHNOLOGY FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            54.99%              50.59%

FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            41.39%              40.56%

US GOVERNMENT BOND FUND CLASS A

FISERV SECURITIES  INC
FAO 30740459
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     93.70%              93.70%


NFSC FEBO    279-102563
FIRST MERCANTILE-PREMIER TR FI
57 GERMANTOWN CT
ATTN  FUNDS MGMT
CORDOVA  TN  38018                                           5.81%              5.81%

US GOVERNMENT BOND FUND CLASS C

FISERV SECURITIES  INC
FAO 30781195
2005 MARKET STREET  SUITE 1200
ONE COMMERCE SQUARE
PHILADELPHIA  PA  19103                                     88.01%              88.01%


NFSC FEBO    279-090620
PREMIER TRUST
57 GERMANTOWN CT STE 400
CORDOVA  TN  380184274
                                                             8.44%               8.44%

US GOVERNMENT BOND FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            71.80%              64.62%


FIFTH THIRD BANK - RPS
FBO RPS RETIREMENT ACCOUNTS
MD 1090BB
CINCINNATI  OH  45263
                                                            26.59%              22.60%

                                       53





                                                    PERCENT OF THE
                                                       CLASS TOTAL
                                                    ASSETS HELD BY
FUND/CLASS                                         THE SHAREHOLDER

US TREAS MONEY MKT FD PFD SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            84.98%               8.81%

BISYS FUND SERVICES
3435 STELZER RD
ATTN INSTITUTIONAL SERVICES GROUP
COLUMBUS  OH  43219                                         10.70%              10.70%

US TREAS MONEY MKT FD SELECT SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            99.99%               0.00%

US TREAS MONEY MKT FD TR SHS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            89.86%              45.45%

LEHIGH
1620 POND RD
C/O THE TRUST COMPANY OF LEHIGH VALLEY
ALLENTOWN  PA  18104                                        10.14%              10.14%

US TREASURY MONEY MKT FUND INST CLASS

FIFTH THIRD BANK
TRUST OPERATIONS
38 FOUNTAIN SQ PLAZA MD 1090F2
CINCINNATI  OH  45263
                                                            94.33%              23.99%





TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS

Each of the Trust, Fifth Third Asset Management, Inc., Chartwell and Morgan Stanley Investment Management Inc., as investment advisor or investment sub-advisor to one or more Funds, and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in a Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are described below.

Proxy Voting Procedures

The Advisor has engaged Institutional Shareholders Service (ISS) to administer the proxy voting policy. The Advisor's Investment Committee reviews and adopts annually the proxy voting recommendations contained in the ISS Proxy Voting Guidelines Summary. The Chief Investment Officer of the Advisor must approve any deviations from these guidelines.

With respect to any proxy vote made on behalf of the Trust that involves a material conflict of interest for the Advisor, the Advisor will refer such proxy vote to the Special Proxy Voting Committee. The Special Proxy Voting Committee is composed exclusively of the independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.

Proxy Voting Policies

On matters of corporate governance, generally ISS will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

On matters of capital structure, generally ISS will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

On matters relating to management compensation, generally ISS will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

On matters relating to corporate transactions, ISS will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. ISS will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. ISS will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Advisor may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if ISS decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though ISS typically votes against such measures in other contexts.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISORS TO THE TRUST

Fifth Third Asset Management, Inc. ("FTAM") serves as investment advisor to all Funds. It provides investment advisory services through its Trust and Investment Division. FTAM is an indirect wholly-owned subsidiary of Fifth Third Bancorp.

Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Asset Management, Inc. to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Asset Management, Inc.'s or any affiliate's lending relationship with an issuer.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The investment advisory agreements (the "Agreements") with Fifth Third Asset Management, Inc. were formally considered by the Board of Trustees at a meeting held on September 16, 2003, which included detailed discussions held outside the presence of fund management and the Adviser's personnel. In conducting its review, the Board of Trustees was advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Funds under the Agreement; (2) the Trust's investment performance and expenses under the Agreements, (3) information comparing the Funds' expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Fifth Third Asset Management, Inc. with respect to each portfolio of the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals.

As disclosed elsewhere in this Statement of Additional Information, Fifth Third Asset Management, Inc. has soft dollar arrangements by which brokers provide research and other services to Fifth Third Asset Management, Inc. in return for allocating brokerage commissions to such brokers. In addition to these arrangements, the Board also considered the costs and benefits to affiliates of Fifth Third Asset Management, Inc. such as costs and benefits associated with the Bank's duties as custodian to the Trust. Also considered was the business reputation and financial resources of Fifth Third Asset Management, Inc. and its ultimate corporate parent, Fifth Third Bancorp.

Based on its review, the Board of Trustees approved the Investment Advisory Agreements and determined the compensation payable under such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of Fifth Third Asset Management, Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

With respect to the Small Cap Value Fund, the LifeModel Funds, the Equity Index Fund, the Institutional Money Market Fund, the Institutional Government Money Market Fund, the U.S. Treasury Money Market Fund and the Municipal Money Market Fund, under the terms of each of the Expense Limitation Agreements, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by the Funds only during a month in which the Expense Limitation Agreement is in effect, but no reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation.

Under certain circumstances the Advisor may use its own funds to compensate broker-dealers, financial institutions, and other intermediaries who sell shares of the Funds as an incentive for such sales. Such amounts will be based on a percentage of the shares sold and/or assets under management.

ADVISORY FEES

For advisory services, the Advisor receives annual investment advisory fees as described in the prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001 (amounts in thousands):

                                  YEAR ENDED        AMOUNT       YEAR ENDED      AMOUNT      YEAR ENDED       AMOUNT
   FUND NAME                     JULY 31, 2003   WAIVED- 2003  JULY 31, 2002  WAIVED- 2002  JULY 31, 2001  WAIVED-2001
Small Cap Growth Fund                 $2,948         --            $4,601          --         $3,147(*)        --

Mid Cap Growth Fund                   2,479          --             2,380          --          2,293           --

Quality Growth Fund                   7,062          --             8,270          --          8,897           --

Large Cap Core Fund                   2,440          --             3,448          --          2,540 (*)       --

Equity Index Fund                     1,752         $292            2,356         $393         1,523 (*)       $254 (*)

Balanced Fund                         2,200          --             2,658          --          2,588           --

Micro Cap Value Fund                  968            --             361            --          287(**)         --

Small Cap Value Fund                  150(*****)     --             --             --          --              --

Multi Cap Value Fund                  1,661          --             602            --          553(**)         --

Disciplined Large Cap Value Fund      1,847          --             843            --          906             --

Fifth Third LifeModel
     Aggressive FundSM                27             22             N/A            N/A         N/A             N/A

Fifth Third LifeModel
     Moderately Aggressive FundSM     64             51             N/A            N/A         N/A             N/A

Fifth Third LifeModel
     Moderate FundSM                  70             56             N/A            N/A         N/A             N/A

Fifth Third LifeModel
     Moderately Conservative FundSM   44             35             N/A            N/A         N/A             N/A

Fifth Third LifeModel
     Conservative FundSM              27             21             N/A            N/A         N/A             N/A

Strategic Income Fund                 856            --             251            --          375 (**)        --

Select Stock Fund(****)               191            --             325            --          596             79


                                       56

Technology Fund                       268            --             406            --          604             --

International Equity Fund             1,515          --             1,584          --          1,896           --

Bond Fund(***)                        2,291          --             2,480          --          1,013(*)        --

Intermediate Bond Fund(***)           4,567          --             4,407          --          2,220(*)        --

Short Term Bond Fund                  2,196          --             1,349          --          609 (*)         --


U.S. Government Bond Fund             397            79             326            78          275             73

Municipal Bond Fund                   512            --             644            --          411 (*)         --

Intermediate Municipal Bond
               Fund(***)              1,844          --             1,803          --          728 (*)         --


Ohio Municipal Bond Fund              1,076          --             1,036          --          991             --


Michigan Municipal Bond Fund          535            --             405            --          234 (*)         --

Prime Money Market Fund               8,545          --             7,762          --          3,680           129

Government Money Market Fund          1,829          --             2,047          --          1,956           --

Michigan Municipal Money
                    Market Fund       1,005          --             1,170          --          708(*)          --

Municipal Money Market Fund           1,313         $919            1,342          1,162       902             811

Institutional Money Market Fund       2,277         $1,707          527            395         144 (*)         109 (*)

Institutional Government Money
                    Market Fund       2,258         $847            1,896          711         975 (*)         366(*)

U.S. Treasury Money Market Fund       5,582         $2,093          4,422          1,658       4,032           1,512


* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

**   For the fiscal year ended December 31st.

*** For the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund, the figures reflect fees received by the current Investment Advisor for the period ended July 31, 2001 and by the former Investment Advisor for the fiscal year ended December 31, 2000 and December 31, 1999.

**** Figures reflect fees received by the former advisor, Heartland Capital
     Management, Inc.

***** Reflects period from April 1, 2003 (date of Commencement of operations) to
      July 31, 2003.

The investment advisory fee of the Ohio Tax Exempt Money Market Fund, as a percentage of net assets, are as follows:

      Fifth Third Ohio Tax Exempt Money Market Fund                      0.40%

SUB-ADVISORS

Morgan Stanley is the sub-advisor to the International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Asset Management, Inc. and Morgan Stanley.

Chartwell is the sub-advisor to the Small Cap Value Fund under the terms of a Sub-Advisory Agreement between Fifth Third Asset Management, Inc. and Chartwell. The Advisor has appointed Chartwell to manage a portion of the assets of the Small Cap Value Fund.

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS - INTERNATIONAL EQUITY FUND AND SMALL CAP VALUE FUND. Each investment sub-advisory agreement with Fifth Third Asset Management, Inc. was formally considered by the Board of Trustees at a meeting held on September 16, 2003, which included detailed discussions. In conducting its review, the Board of Trustees were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to each Fund under each investment sub-advisory agreement, including each sub-advisor's investment philosophy, process and history, as well as diversification of risk limitations and techniques, (2) each Fund's investment performance and expenses under each investment sub-advisory agreement, (3) information comparing each Fund's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of each sub-advisor with respect to each Fund. In analyzing these factors, the Board reviewed and considered highly detailed expense comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each Fund to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals. Also considered was the business reputation and financial resources of each sub-advisor.

Based on its review, the Board of Trustees approved each investment sub-advisory agreement and determined the compensation payable under each such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of each sub-advisor's services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

SUB-ADVISORY FEES

For its sub-advisory services, Morgan Stanley receives an annual sub-advisory fee paid by the Advisor as described in the prospectus. For the years ended July 31, 2003, July 31, 2002, and July 31, 2001, Morgan Stanley earned fees from the International Equity Fund of $681,603, $712,646, and $853,315, respectively.

For its sub-advisory services, Chartwell receives an annual sub-advisory fee paid by the Advisor as described in the prospectus. For the period from April 1, 2003 (commencement of operations) through July 31, 2003, Chartwell earned fees from the Small Cap Value Fund of $61,903.

ADMINISTRATIVE SERVICES

Fifth Third Bank provides administrative personnel and services to the Funds for the fees set forth in the prospectuses. The following shows all fees earned for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 2003, July 31, 2002, and July 31, 2001 (amounts in thousands):

                         YEAR ENDED      AMOUNT       YEAR ENDED        AMOUNT         YEAR ENDED       AMOUNT
   FUND NAME            JULY 31, 2003  WAIVED- 2003  JULY 31, 2002   WAIVED- 2002    JULY 31, 2001+   WAIVED-2001+

Small Cap Growth Fund     $  730           --         $1,154             --              $812(*)          --

Mid Cap Growth Fund          537           --            400            $81               470           $108

Quality Growth Fund         1,531          --          1,374             --             1,746             --

Large Cap Core Fund          604           --            865             --               656(*)           5(*)

Equity Index Fund          1,012        $ 380          1,378            510               918(*)         340(*)

Balanced Fund                477           52            441            115               549            195

Micro Cap Value Fund         168           --             63             --                10(**)         --

Small Cap Value Fund          29(****)     --             --             --                --             --

Multi Cap Value Fund         288           --            104             --                21(**)         --

Disciplined Large Cap
       Value Fund            400           47            138             32               188             62

LifeModel Aggressive          41           --             --             --                --             --

LifeModel Moderately
       Aggressive             79           --             --             --                --             --

LifeModel Moderate            85           --             --             --                --             --

LifeModel Moderately
       Conservative           57           --             --             --                --             --

LifeModel Conservative        37           --             --             --                --             --

Strategic Income Fund        148           --             43             --                12(**)         --

Select Stock Fund             41           --             50             --               137             14

Technology Fund               47           --             52             --               103             --

International Equity Fund    263           --            210             --               346             --


                                       59

Bond Fund(***)               662         153           722              138              305(*)          --

Intermediate Bond
        Fund(***)           1,440         83         1,403              114              728(*)           6(*)

Short Term Bond Fund         762          --           473               --              220(*)          --

U.S. Government
     Bond Fund               125          79            79               12               88             51

Municipal Bond Fund          161          --           205               --              135(*)          --

Intermediate Municipal
       Bond Fund(***)        581          84           583              105              263(*)          --

Ohio Municipal Bond Fund     339         156           248               99              286            106

Michigan Municipal
     Bond Fund               206          --           158               --               94(*)          --

Prime Money Market Fund     3,704      1,709         2,823               --            1,534            809

Government Money
       Market Fund           793         222           679              214              755            233

Michigan Municipal Money
Market Fund                  436         163           513              190              319(*)         115(*)

Municipal Money
       Market Fund           455          40           356               --              311             --

Institutional Money
   Market Fund               987         398           229              117               65(*)          41(*)

Institutional Government
   Money Market Fund         979         254           832              255              439(*)         166(*)

U.S. Treasury Money
       Market Fund         2,419       1,395         1,477              852            1,743          1,007


+ The figures reflect fees received by the current Administrator and the former Administrator, BISYS Fund Services Limited Partnership, for the year ended July 31, 2001 and by the former Administrator only for the year ended July 31, 2000.

* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

**   For the fiscal year ended December 31st.

*** For the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund, the figures reflect fees received by the current Administrator for the period ended July 31, 2001 and by the former Administrator for the fiscal year ended December 31, 2000 and December 31, 1999.

**** Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219, performs sub-administration services on behalf of each Fund (other than Funds in existence for less than one year), for which it receives compensation from Fifth Third Bank.

CUSTODY OF FUND ASSETS

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses. For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, those fees were approximately $1,327,844 , $989,000 and $487,000, respectively.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third Bank for providing transfer agency and dividend disbursing agency services for the years ended July 31, 2003, July 31, 2002, and July 31, 2001 (amounts in thousands):

                                      YEAR ENDED                   YEAR ENDED                YEAR ENDED
             FUND NAME               JULY 31, 2003               JULY 31, 2002              JULY 31, 2001

Small Cap Growth Fund                   $ 134                       $ 134                   $ 28 (**)

Mid Cap Growth Fund                      141                          75                      84

Quality Growth Fund                      427                          201                    275

Large Cap Core Fund                      111                          101                     31 (**)

Equity Index Fund                        186                          158                     64 (**)

Balanced Fund                            145                          81                      99

Micro Cap Value Fund                      86                          26                       1 (*)

Small Cap Value Fund                      13(***)                     --                      --

Multi Cap Value Fund                     123                          31                       3 (*)

Disciplined Large Cap Value Fund          93                          35                      41

LifeModel Aggressive                      29                          --                      --

LifeModel Moderately
       Aggressive                         39                          --                      --

LifeModel Moderate                        40                          --                      --

LifeModel Moderately
       Conservative                       34                          --                      --

LifeModel Conservative                    30                          --                      --

Strategic Income Fund                     49                          15                       2 (*)

Select Stock Fund                         43                          24                      46

Technology Fund                           46                          29                      28

International Equity Fund                 58                          47                      74


                                       61

Bond Fund                                132                          101                      0 (**)

Intermediate Bond Fund                   237                          163                     14 (**)

Short Term Bond Fund                     115                          54                       4 (**)

U.S. Government Bond Fund                 34                          22                      26

Municipal Bond Fund                       47                          42                       0 (**)

Intermediate Municipal Bond Fund          94                          81                       0 (**)

Ohio Municipal Bond Fund                  72                          50                      51

Michigan Municipal Bond Fund              45                          33                       0 (**)

Prime Money Market Fund                  561                          367                    173

Government Money Market Fund             134                          94                     117

Michigan Municipal Money Market Fund      63                          55                       0 (**)

Municipal Money Market Fund               77                          52                      46

Institutional Money Market Fund          138                          25                       0 (**)

Institutional Government Money
     Market Fund                         132                          81                       1 (**)

U.S. Treasury Money Market Fund          346                          193                    192


*    Reflects the fiscal year ended December 31, 2001.

**   Reflects the period from January 1, 2001 through December 31, 2001.

*** Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

BISYS Fund Services Ohio, Inc. serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event that the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account- based fee.

FUND ACCOUNTING

Fifth Third Bank serves as fund accountant for the Funds. BISYS Fund Services Ohio, Inc. serves as the sub-fund accountant for the Funds. The fee paid to the fund accountant is based upon the size of the assets of the funds. The following shows all fund accounting fees paid by the funds for the years ended July 31, 2003, July 31, 2002 and July 31, 2001.

                                               YEAR ENDED JULY 31,
                                        2003            2002           2001

Small Cap Growth Fund                 $ 139           $ 167         $  69 ^
Mid Cap Growth Fund                     106              81            74
Quality Growth Fund                     212             176           168
Large Cap Core Fund                     116             135            90 ^
Equity Index  Fund                      187             197            87 ^
Balanced Fund                           107              92            89
Micro Cap Value Fund                     84              43 **          5 *
Small Cap Value Fund(***)                23              --            --
Multi Cap Value Fund                     86              43 **          5 *
Disciplined Large Cap Value Fund         82              49            51
LifeModel Aggressive                     60              --            --
LifeModel Moderately Aggressive          60              --            --
LifeModel Moderate                       60              --            --
LifeModel Moderately Conservative        60              --            --
LifeModel Conservative                   60              --            --
Strategic Income Fund                    56              32 **          5 *
Select Stock Fund                        59              48            60
Technology  Fund                         68              56            55
International Equity Fund               143              84           149
Bond Fund                               136             125            86
Intermediate Bond Fund                  208             182           115
Short Term Bond Fund                    116              69            22 ^
U.S. Government Bond Fund                50              44            49
Municipal Bond Fund                      81              69            17 ^
Intermediate Municipal Bond Fund        127             113            79
Ohio Municipal Bond Fund                 80              63            60
Michigan Municipal Bond Fund             77              61            13 ^
Prime Money Market Fund                 372             268           248

Government Money Market Fund            109              91            75
Michigan Municipal Money
     Market Fund                         73              71            30 ^
Municipal Money Market Fund              75              54            61
Institutional Money Market Fund         118              30             7 ^
Institutional Government Money
     Market Fund                        119              96            39 ^
U.S. Treasury Money Market Fund         232             152           165

*    Represents the fiscal year ended December 31, 2001.

** Represents the period from January 1, 2002 through July 31, 2002. Funds changed fiscal year end from December 31 to January 31.

*** Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

^ Represents the period from January 1, 2001 through July 31, 2001. Funds changed fiscal year end from December 31 to January 31.

LEGAL COUNSEL

Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900 Washington, D.C. 20005 is counsel to the Funds.

                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor, Morgan Stanley and Chartwell look for prompt execution of the order at a favorable price. In working with dealers, the Advisor, Morgan Stanley and Chartwell will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor, Morgan Stanley and Chartwell make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor, Morgan Stanley and Chartwell may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor, Morgan Stanley and Chartwell and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisor, Morgan Stanley and Chartwell and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts:

                            BROKERAGE                          BROKERAGE                            BROKERAGE
                           COMMISSIONS                        COMMISSIONS                          COMMISSIONS
                           IN EXCHANGE        TOTAL           IN EXCHANGE           TOTAL          IN EXCHANGE          TOTAL
                           FOR BROKERAGE    BROKERAGE         FOR BROKERAGE       BROKERAGE       FOR BROKERAGE       BROKERAGE
                           AND RESEARCH    COMMISSIONS        AND RESEARCH       COMMISSIONS       AND RESEARCH      COMMISSIONS
                             SERVICES          PAID             SERVICES             PAID            SERVICES            PAID
                          JULY 31, 2003   JULY 31, 2003       JULY 31, 2002     JULY 31, 2002      JULY 31, 2001    JULY 31, 2001

Small Cap Growth Fund       $1,459,578    $1,688,210             $626,974        $780,393                 --          $364,593

Mid Cap Growth Fund            331,396       449,403              339,410         339,410           $32,822            157,457


                                       63

Quality Growth Fund            447,708       602,948              895,454         895,454             45,160          520,588

Large Cap Core Fund            407,146       671,603              267,933         267,933                 --          134,244

Equity Index Fund               52,370       124,667              243,705         262,882                 --           94,205

Balanced Fund                  317,393       411,162              339,509         339,509             15,432          157,034

Micro Cap Value Fund           374,688       380,552                   --         150,321                 --               --

Small Cap Value(*)              58,700       274,309                   --              --                 --               --

Multi Cap Value Fund           180,613       355,078                   --         296,232                 --               --

Disciplined Large Cap
     Value Fund                741,017     1,105,453               74,766          74,766             11,386           41,173

Strategic Income Fund           63,055       199,719                   --          92,477                 --               --

Select Stock Fund                   --        55,734              101,597         101,597            192,514          283,694

Technology Fund                355,751       679,273              193,544         193,544             13,985           49,925

International Equity Fund       94,407       107,394                               44,743                 --               --

Bond Fund                           --        10,441                               14,863                 --               --

Intermediate Bond Fund              --        11,094                               97,361                 --               --

Short Term Bond Fund                --            --                                2,133                 --               --

U.S. Government Bond Fund           --         1,969                7,779           7,779                535              710

Municipal Bond Fund                 --            --                3,750           3,750                 --               --

Ohio Municipal Bond Fund            --            --                               13,554                 --               --

Institutional Money Market Fund     --            --                                   --                 --               --

U.S. Treasury Money Market Fund     --            --                                1,563                 --               --



* Reflects the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.

For the period from January 1, 2001 through July 31, 2002, the following Funds paid brokerage commissions to an affiliate, Fifth Third Securities, Inc. in the following amounts: Micro Cap Value Fund, $107,015; Multi Cap Value Fund, $180,646; Strategic Income Fund, $63,484. For the fiscal year ended December 31, 2001, the following Funds paid brokerage commissions to Fifth Third Securities, Inc. in the following amounts: Multi Cap Value Fund, $190,321; Micro Cap Value Fund, $96,511; and Strategic Income Fund, $74,219. 100% of all commissions paid by the Funds for the year ended December 31, 2001, were paid to Fifth Third Securities Inc. For the fiscal years ended December 31, 2000 and December 31, 1999, Maxus Securities Corp. ("MSC"), the NASD broker/dealer through which shares of the Funds were offered, received the following brokerage commissions:
$283,201 and $277,638, respectively, for the Multi Cap Value Fund; $130,292 and $138,625, respectively, for the Strategic Income Fund; and $202,579 and $64,128, respectively, for the Micro Cap Value Fund. MSC, a wholly-owned subsidiary of Resource Management Inc., was an affiliated broker of the Funds.

Research services provided by brokers may be used by the Advisor, Morgan Stanley and Chartwell in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor, Morgan Stanley and Chartwell or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Allocation of transactions, including their frequency, to various dealers is determined by each of the Advisor, Morgan Stanley and Chartwell in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in
Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor, Morgan Stanley and Chartwell and does not reduce the advisory fees payable to the Advisor, Morgan Stanley or Chartwell. Such information may be useful to the Advisor, Morgan Stanley or Chartwell in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor, Morgan Stanley or Chartwell in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, Morgan Stanley and Chartwell, the Advisor, Morgan Stanley and Chartwell may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor, Morgan Stanley and Chartwell are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor, Morgan Stanley and Chartwell to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

During the fiscal year ended July 31, 2003, the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:

(Amount in thousands)


                    SECURITIES OF THE FUNDS' BROKERS/DEALERS

      FUND                              SECURITY                   PRINCIPAL/SHARES    MARKET VALUE
      ----                              --------                   ----------------    ------------

Mid Cap Growth Fund                     A.G. Edwards, Inc.            92                3,403
                                        Fiserv, Inc.                  319               12,454

Quality Growth Fund                     Bank of New York Co., Inc.    1,253             37,740

Large Cap Core Fund                     Bank of America Corp.         37                3,067
                                        Bank of New York Co., Inc.    20                599
                                        Fifth Third Bancorp           11                611
                                        Fiserv, Inc.                  7                 254
                                        J.P. Morgan Chase & Co.       52                1,837
                                        Morgan Stanley Dean Witter
                                        & Co.                         40                1,890

Equity Index Fund                       Bank of America Corp.         99                8,183
                                        Bank of New York Co., Inc.    51                1,527
                                        Charles Schwab Corp.          89                926
                                        Citigroup, Inc.               342               15,303
                                        Fifth Third Bancorp           38                2,102
                                        Fiserv, Inc.                  13                494
                                        Goldman Sachs Group, Inc.     32                2,754
                                        Morgan Stanley Dean Witter
                                          & Co.                       72                3,408
                                        Prudential Financial, Inc.    38                1,334

Balanced Fund                           A.G. Edwards, Inc.            120               4,433
                                        Citigroup, Inc.               6,549             11,553
                                        Goldman Sachs Group, Inc.     1,500             1,635
                                        J.P. Morgan Chase & Co.       3,021             3,008
                                        Lehman Brothers               5,838             6,465
                                        Morgan Stanley Dean Witter
                                          & Co.                       800               787

Small Cap Value Fund                    A.G. Edwards, Inc.            9                 333

Multi Cap Value Fund                    Charles Schwab Corp.          305               3,175
                                        J.P. Morgan Chase & Co.       85                2,979
                                        UBS Investment Bank           26,742            26,742
                                        U.S. Bancorp                  80                1,962

Disciplined Large Cap Value Fund        J.P. Morgan Chase & Co.       369               12,933

Strategic Income Fund                   Citigroup, Inc.               670               5,065
                                        Bear Stearns Co., Inc.        1,059             2,433
                                        Credit Suisse First Boston    250               269
                                        Goldman Sachs Group, Inc.     1,250             947
                                        Lehman Brothers               504               542
                                        Morgan Stanley Dean Witter
                                          & Co.                       74                1,890
                                        ABN AMRO                      60                1,394

Select Stock Fund                       Fiserv, Inc.                  12                460
                                        Goldman Sachs Group, Inc.     10                868

International Equity Fund               Deutsche Bank                 7                 478
                                        Barclays                      148               1,115
                                        ABN AMRO                      39                751
                                        UBS Investment Bank           32                1,854
                                        Societe General               5                 426

Bond Fund                               Societe General               5,400             5,397
                                        UBS Investment Bank           14,300            14,296
                                        Bank of America               2,000             2,306
                                        Bear Stearns Co., Inc.        3,000             3,240
                                        Citigroup, Inc.               2,000             2,261
                                        Lehman Brothers               6,577             7,247
                                        Morgan Stanley Dean Witter
                                        & Co.                         2,700             2,655

Intermediate Bond Fund                  Societe General               29,450            29,434
                                        ABN AMRO                      7,300             8,258
                                        Bank of America               15,000            17,291
                                        J.P. Morgan Chase & Co.       8,060             8,052
                                        Citigroup, Inc.               17,500            19,390
                                        Credit Suisse Group           6,000             6,467
                                        Goldman Sachs Group, Inc.     21,000            20,404
                                        Lehman Brothers               8,600             9,700
                                        Morgan Stanley Dean Witter
                                          & Co.                       26,000            25,818
                                        Salomon Smith Barney          5,000             5,600




                                       65

Short Term Bond Fund                    ABN AMRO                      5,000               5,661
                                        Bank of America               5,000               5,019
                                        Bank of New York              9,500               9,431
                                        J.P. Morgan Chase & Co.       15,000              14,924
                                        Citigroup, Inc.               9,500               9,584

Prime Money Market Fund                 Barclays                      45,000              44,974
                                        ABN AMRO                      25,000              24,982
                                        Goldman Sachs Group, Inc.     65,000              64,979
                                        Societe General               45,000              44,968
                                        Bank of America               23,593              24,442
                                        Bank of New York              55,000              54,996
                                        Citigroup, Inc.               8,202               8,377
                                        Credit Suisse Group           43,840              43,869
                                        Deutsche Bank                 35,203              35,699
                                        Merrill Lynch & Co.           90,000              91,655
                                        Morgan Stanley Dean Witter
                                        & Co.                         42,000              42,358
                                        State Street                  31,356              31,356
                                        UBS Investment Bank           155,000             155,000

Institutional Money Market Fund         Credit Suisse Group           25,550              25,547
                                        Goldman Sachs Group, Inc.     20,000              20,002
                                        Societe General               10,000              9,998
                                        UBS Investment Bank           58,319              58,306
                                        Bank of America               14,673              15,148
                                        Bank of New York              15,500              15,499
                                        Merrill Lynch & Co.           25,130              25,714
                                        Morgan Stanley Dean Witter
                                        & Co.                         6,020               6,027
                                        State Street                  18,740              18,740

Institutional Government Money
Market Fund                             State Street                  30,234              30,234
                                        UBS Investment Bank           110,000             110,000

U.S. Treasury Money Market Fund         AMN AMRO                      75,000              75,000
                                        Barclays                      160,000             160,000
                                        Bear Stearns                  75,000              75,000
                                        Credit Suisse Group           85,000              85,000
                                        Deutsche Bank                 150,000             150,000
                                        Societe General               100,000             100,000
                                        State Street                  29,519              29,519
                                        UBS Investment Bank           240,000             240,001




Brokerage commissions paid by the Funds in secondary trading are as follows:


                                                     FISCAL YEAR ENDED      FISCAL YEAR ENDED        FISCAL YEAR ENDED
FUND NAME                                            JULY 31, 2003             JULY 31, 2002            JULY 31, 2001
---------                                            -------------             -------------            -------------
Small Cap Growth Fund                                $1,688,210                  $780,393               $364,593U.S.

Mid Cap Growth Fund                                     449,403                   258,493                157,457

Select Stock Fund                                        55,734                    99,493                 283,694

Quality Growth Fund                                     602,948                   858,737                520,588

Large Cap Core Fund                                     671,603                   217,908                134,244

Equity Index Fund                                       124,667                   262,882                 94,205

Balanced Fund                                           411,162                   287,284                157,034

Micro Cap Value Fund                                    380,552                   150,321                     --

Multi Cap Value Fund                                    355,078                   296,232                     --

Small Cap Value Fund*                                   274,309                        --                     --


Disciplined Large Cap Value Fund                      1,105,453                    65,418                 41,173

Strategic Income Fund                                   199,719                    92,477                     --

Technology Fund                                         679,273                   176,610                 49,925

International Equity Fund                                69,693                    44,743                 79,097

Bond Fund                                                10,441                    14,863                      --


                                       66

Intermediate Bond Fund                                  11,094                     33,266                      --

Short Term Bond Fund                                        --                      2,133                      --

Government Bond Fund                                     1,969                        219                     710

Ohio Municipal Bond Fund                                    --                        N/A                     N/A

Prime Money Market Fund                                     --                        N/A                     450

Government Money Market Fund                                --                        N/A                     N/A

Municipal Money Market Fund                                 --                        N/A                     N/A

Institutional Money Market Fund                             --                         --                      --

U.S. Treasury Money Market Fund                             --                      1,563                     N/A



* Reflects the period from April 1, 2003 (date of commencement of operations) to July, 31 2003.


                                PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

ADMINISTRATIVE SERVICES AGREEMENT

With respect to Select Shares, Preferred Shares and Trust Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of non 12b-1 fees to the Distributor to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These non 12b-1 fees are paid at the following amounts:
Select Shares - up to 0.08%, Preferred Shares - up to 0.15% and Trust Shares - up to 0.25%. Benefits to shareholders of Select Shares, Preferred Shares and Trust Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders' requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

DISTRIBUTION PLAN

With respect to Advisor Shares, Class A Shares, Class B Shares and Class C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.

The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.

Advisor Shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution. For the fiscal year ended July 31, 2003, the Distributor received $518,704.

Pursuant to the Plan, with respect to Class A Shares, the Funds which offer Class A Shares are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Class A Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2003, the Distributor received $2,905,308.

Pursuant to the Plan, with respect to Class B Shares, the Funds which offer Class B Shares are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Class B Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2003, the Distributor received $999,426.

Pursuant to the Plan, with respect to Class C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Class C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2003, the distributor received $441,016 pursuant to the Plan.

With respect to Class C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees of up to 0.25% to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Class C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, the Funds paid $147,433, $76,768 and $70,000, respectively, to Fifth Third Bank to compensate FISERV Securities Inc. for providing administrative services to Class C Shares of the Funds.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES

A shareholder's Class B Shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Class B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A Shares than the shares so converted.

CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

PAYMENTS TO DEALERS

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a "reallowance"). Such reallowance is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time, the distributor may elect to reallow up to the following amounts:

CLASS A SHARES

-------------------------------- ----------------------------- ----------------------------- ----------------------------
                                   Selected Equity Funds+           Equity Index Fund            Other Equity Funds
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
Purchase Amount                   Load/Sales       Dealer      Load/Sales       Dealer       Load/Sales       Dealer
                                  -----------      -------     -----------      -------      -----------      -------
                                    Charge       Reallowance      Charge      Reallowance       Charge      Reallowance
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
Less than $50,000                    5.00%          4.50%         5.00%          4.50%          5.00%          4.50%
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$50,000 but less than $100,000       4.50%          4.00%         4.50%          4.00%          4.50%          4.00%
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$100,000 but less than               3.50%          3.00%         3.50%          3.00%          3.50%          3.00%
$250,000
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$250,000 but less than $500,000      2.50%          2.10%         2.50%          2.10%          2.50%          2.10%
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$500,000 but less than               2.00%          1.70%         2.00%          1.70%          2.00%          1.70%
$1,000,000
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$1,000,000 but less than             0.00%          0.75%         0.00%          0.05%          0.00%          1.00%
$5,000,000*
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$5,000,000 but less than             0.00%          0.50%         0.00%          0.04%          0.00%          0.75%
$25,000,000*
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------
$25,000,000 or more*                 0.00%          0.25%         0.00%          0.03%          0.00%          0.50%
-------------------------------- -------------- -------------- ------------- --------------- ------------- --------------

+    "Select Equity Funds" includes the International Equity Fund and Small Cap
     Value Fund.

-------------------------------------------------- ---------------------------------- -----------------------------------
                                                          Select Bond Funds++                  Other Bond Funds
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
Purchase Amount                                      Load/Sales          Dealer         Load/Sales          Dealer
                                                     -----------         -------        -----------         -------
                                                        Charge         Reallowance         Charge         Reallowance
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
Less than $50,000                                       3.50%             3.00%            4.75%             4.25%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$50,000 but less than $100,000                          3.00%             2.60%            4.25%             3.75%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$100,000 but less than $250,000                         2.50%             2.10%            3.50%             3.00%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$250,000 but less than $500,000                         2.00%             1.70%            2.50%             2.10%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$500,000 but less than $1,000,000                       1.50%             1.25%            2.00%             1.70%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$1,000,000 but less than $5,000,000*                    0.00%             0.75%            0.00%             0.75%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$5,000,000 but less than $25,000,000*                   0.00%             0.50%            0.00%             0.50%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------
$25,000,000 or more*                                    0.00%             0.25%            0.00%             0.25%
-------------------------------------------------- ----------------- ---------------- ----------------- -----------------

++   "Select Bond Funds" includes the Short Term Bond Fund, Intermediate Bond
     Fund and Intermediate Municipal Bond Fund.

A finder's fee may be paid for Class A Shares only. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") for a period of 18 months.

    * If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

CLASS B SHARES

Class B Shares are sold without any initial sales charge. The Distributor pays 4% of the amount invested to dealers who sell Class B Shares. A contingent deferred sales charge may be applied to Class B Shares you sell within six years of purchase as shown in the schedule under "Shareholder Information" in the prospectus.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class B Shares for which such dealers are designated the dealer of record):



   -------------------------------------- --------------------------------------------------------
                Rate                                            Fund
   -------------------------------------- --------------------------------------------------------
   Up to 0.25%                            All funds currently making payments under a Class B
                                          Shares distribution plan
   -------------------------------------- --------------------------------------------------------


CLASS C SHARES

Class C Shares are sold without any initial sales charge. The Distributor pays 1% of the amount invested to dealers who sell Class C Shares. A contingent deferred sales charge may be applied to Class C Shares you sell within twelve months of purchase.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class C Shares for which such dealers are designated the dealer of record):



   -------------------------------------- --------------------------------------------------------
                   Rate                                            Fund
   -------------------------------------- --------------------------------------------------------
   Up to 0.25% during first 18 months     All funds currently making payments under a Class C
   after purchase                         Shares distribution plan
   -------------------------------------- --------------------------------------------------------
   Up to 1.00% subsequent to first 18     All funds currently making payments under a Class C
   months after purchase                  Shares distribution plan
   -------------------------------------- --------------------------------------------------------


Under certain circumstances the Distributor and/or the Advisor may use its own funds to compensate broker-dealers, financial institutions, and intermediaries in amounts that are additional to the amounts paid by the Distributor. The Distributor and/or Advisor may terminate such payments at any time.

In addition, from time to time, the Distributor and/or the Advisor, at its expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to dealers which sell or arrange for the sale of shares of a Fund. Such concessions provided by the Distributor and/or Advisor may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more funds, and/or other dealer- sponsored events. The Distributor and/or Advisor may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers.

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                                REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

Class A Shares and Class C Shares redeemed within one (1) year of purchase and Class B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE

VALUATION OF THE STOCK FUNDS, BOND FUNDS AND FUND OF FUNDS

Except as noted below, investments of the Stock Funds, Bond Funds, and Fund of Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International Equity Fund in securities the principle market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open end mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign closing mid-market rate reported in the Financial Times as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by the Pricing Committee.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

MONITORING PROCEDURES

For the Money Market Funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 or later if the Fund is permitted so to elect and so elects (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS OF FUNDS

The use of a fund-of-funds structure can affect the amount, timing and character of distributions to shareholders. For example, a Fund of Funds will not be able to offset gains realized by one Underlying Fund in which such Fund of Funds invests against losses realized by another Underlying Fund in which such Fund of Funds invests.

Depending on a Fund of Fund's percentage ownership in an Underlying Fund, both before and after a redemption, a redemption of shares of an Underlying Fund by a Fund of Funds may cause the Fund of Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund of Funds in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly. The operation of the "wash sale" rules may also defer losses realized when a Fund of Funds redeems shares of an Underlying Fund at a loss and invests in shares of the same Underlying Fund within 30 days (on either side) of such sale.

Although each Fund of Funds may itself be entitled to a deduction for foreign taxes paid by an Underlying Fund in which such Fund of Funds invests, the Fund of Funds will not be able to pass any such credit or deduction through to their own shareholders (see "Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions"). Funds of funds cannot pass through to their shareholders exempt-interest dividends. Accordingly, the Funds of Funds will not invest in underlying funds that invest substantially in tax-exempt obligations and that pay exempt-interest dividends.

The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

DISTRIBUTIONS

Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.
The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level)
(1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. Only qualified dividend income received by the Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

EXEMPT-INTEREST DIVIDENDS

A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

MUNICIPAL BOND, MUNICIPAL MONEY MARKET, AND TAX-EXEMPT FUNDS

As described in the prospectus for the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Ohio Municipal Bond Fund, the Fifth Third Ohio Tax Exempt Money Market Fund, the Fifth Third Municipal Bond Fund, the Fifth Third Municipal Money Market Fund, and the Fifth Third Intermediate Municipal Bond Fund, such Funds are designed to provide investors with tax-exempt interest income. These Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation. Shares of these Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, these Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. Because funds of funds cannot pass through credits or deductions for foreign taxes paid, the Funds of

Funds do not intend to make this election if it is available. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SELLING SHARES

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) for taxable years beginning on or before December 31, 2008, 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2008, long-term capital gains will generally be taxed at a maximum capital gain tax rate of 20% to non-corporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket). Long-term capital gains from capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001).

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

HEDGING

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

DISCOUNT SECURITIES

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

BACKUP WITHHOLDING

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

RECENT TAX SHELTER REPORTING REGULATIONS

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

The Bush Administration has announced a proposal to make substantial changes to tax-advantaged savings and retirement vehicles the effect of which could significantly modify, among other things, the eligibility requirements, contribution limitations and investing parameters of such plans. The prospects for this proposal are unclear, and many of its details have not been specified. As such, it is not yet possible to determine how, if enacted, these changes would affect the foregoing discussion.

The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                             PERFORMANCE INFORMATION

TOTAL RETURN

                              INSTITUTIONAL SHARES
                          AVERAGE ANNUAL TOTAL RETURNS
                       FOR THE PERIOD ENDED JULY 31, 2003

                                                      INCEPTION                                                  SINCE
FUND NAME                                             DATE              1 YEAR       5 YEARS       10 YEARS      INCEPTION
---------                                             ----              ------       -------       --------      ----------
Small Cap Growth Fund                           11/2/92
   Return Before Taxes                                                   16.06%        1.52%         7.80%         8.88%
   Return After Taxes                                                    16.06%        0.95%         6.51%         7.64%
   Return After Taxes on  Distributions and Sale of Fund Shares          10.44%        1.10%         6.19%         7.22%

Mid Cap Growth Fund+                            8/11/98
   Return Before Taxes                                                   17.38%        0.80%         8.01%        11.38%
   Return After Taxes                                                    17.38%       -0.66%         6.69%        10.63%
   Return After Taxes on  Distributions and Sale of Fund Shares          11.30%        0.33%         6.64%        10.26%

Quality Growth Fund+                             8/11/98
   Return Before Taxes                                                   10.23%       -1.01%         9.12%        12.29%
   Return After Taxes                                                    10.23%       -2.21%         7.96%        11.69%
   Return After Taxes on  Distributions and Sale of Fund Shares           6.65%       -0.97%         7.76%        11.29%

Large Cap Core Fund                              11/2/92
   Return Before Taxes                                                    6.79%       -2.73%         7.80%         8.23%
   Return After Taxes                                                     6.39%       -3.63%         5.78%         6.28%
   Return After Taxes on  Distributions and Sale of Fund Shares           4.37%       -2.47%         5.87%         6.30%

Equity Index Fund                                11/2/92
   Return Before Taxes                                                   10.22%       -1.36%         9.76%         9.88%
   Return After Taxes                                                     9.64%       -1.91%         8.43%         8.59%
   Return After Taxes on  Distributions and Sale of Fund Shares           6.58%       -1.40%         7.80%         7.95%

Balanced Fund+                                   8/11/98
   Return Before Taxes                                                    5.94%        1.24%         7.55%        12.25%
   Return After Taxes                                                     5.33%       -0.45%         5.85%        11.35%
   Return After Taxes on  Distributions and Sale of Fund Shares           3.81%        0.48%         5.84%        10.97%

Micro Cap Value Fund+                            2/1/98
   Return Before Taxes                                                   40.26%       14.90%           N/A        13.06%
   Return After Taxes                                                    40.05%       13.73%           N/A        12.01%
   Return After Taxes on  Distributions and Sale of Fund Shares          26.25%       12.33%           N/A        10.79%

Small Cap Value Fund                             4/1/03
    Return Before Taxes                                                     N/A          N/A           N/A        16.87%
    Return After Taxes                                                      N/A          N/A           N/A        16.87%
    Return After Taxes on  Distributions and Sale of Fund Shares            N/A          N/A           N/A        10.96%

Multi Cap Value Fund+                            3/31/99
   Return Before Taxes                                                   19.92%        7.20%        10.76%        11.44%
   Return After Taxes                                                    19.92%        5.84%         8.26%         9.31%
   Return After Taxes on  Distributions and Sale of Fund Shares          12.95%        5.62%         7.93%         8.91%

Disciplined Large Cap Value Fund*,+              8/11/98
   Return Before Taxes                                                   12.53%        0.74%         8.97%        11.69%
   Return After Taxes                                                    11.58%       -0.92%           N/A           N/A
   Return After Taxes on  Distributions and Sale of Fund Shares           8.28%       -0.14%           N/A           N/A

LifeModel Aggressive Fund                        8/1/02
   Return Before Taxes                                                      N/A          N/A           N/A        13.92%
   Return After Taxes                                                       N/A          N/A           N/A        13.76%
   Return After Taxes on  Distributions and Sale of Fund Shares             N/A          N/A           N/A         9.03%

LifeModel Moderately Aggressive Fund             8/1/02
   Return Before Taxes                                                      N/A          N/A           N/A        16.78%
   Return After Taxes                                                       N/A          N/A           N/A        16.46%
   Return After Taxes on  Distributions and Sale of Fund Shares             N/A          N/A           N/A        10.88%

LifeModel Moderate Fund                          8/1/02
   Return Before Taxes                                                      N/A          N/A           N/A        10.66%
   Return After Taxes                                                       N/A          N/A           N/A        10.16%
   Return After Taxes on  Distributions and Sale of Fund Shares             N/A          N/A           N/A         6.89%

LifeModel Moderately Conservative Fund           8/1/02
   Return Before Taxes                                                      N/A          N/A           N/A         7.87%
   Return After Taxes                                                       N/A          N/A           N/A         7.26%
   Return After Taxes on  Distributions and Sale of Fund Shares             N/A          N/A           N/A         5.07%

LifeModel Conservative Fund                      8/1/02
   Return Before Taxes                                                      N/A          N/A           N/A         7.58%
   Return After Taxes                                                       N/A          N/A           N/A         6.78%
   Return After Taxes on  Distributions and Sale of Fund Shares             N/A          N/A           N/A         4.88%

Strategic Income Fund+                           9/1/98
   Return Before Taxes                                                    7.89%        7.08%         7.01%         7.86%
   Return After Taxes                                                     5.94%        4.22%         4.08%         5.15%
   Return After Taxes on  Distributions and Sale of Fund Shares           5.02%        4.22%         4.10%         5.11%

Select Stock Fund+                               8/11/98
   Return Before Taxes                                                    0.61%       -9.73%         5.07%         8.88%
   Return After Taxes                                                     0.61%       -9.99%         2.54%         6.86%
   Return After Taxes on  Distributions and Sale of Fund Shares           0.40%       -7.96%         2.93%         6.76%

Technology Fund                                  6/5/00
   Return Before Taxes                                                   57.12%          N/A           N/A       -22.92%
   Return After Taxes                                                    57.12%          N/A           N/A       -23.01%
   Return After Taxes on  Distributions and Sale of Fund Shares          37.13%          N/A           N/A       -18.56%

International Equity Fund+                      10/9/98
   Return Before Taxes                                                    2.47%       -3.92%           N/A         2.18%
   Return After Taxes                                                     2.22%       -5.29%           N/A         0.71%
   Return After Taxes on  Distributions and Sale of Fund Shares           1.57%       -3.70%           N/A         1.22%

Bond Fund                                       3/20/95
   Return Before Taxes                                                    4.79%        5.60%           N/A         6.99%
   Return After Taxes                                                     3.12%        3.14%           N/A         4.23%
   Return After Taxes on  Distributions and Sale of Fund Shares           3.04%        3.23%           N/A         4.24%

Intermediate Bond Fund                          11/2/92
   Return Before Taxes                                                    4.77%        5.83%         5.77%         6.06%
   Return After Taxes                                                     3.19%        3.61%         3.35%         3.66%
   Return After Taxes on  Distributions and Sale of Fund Shares           3.02%        3.57%         3.37%         3.65%



                                       78

Short Term Bond Fund                            11/2/92
   Return Before Taxes                                                    3.23%        5.38%         5.34%         5.22%
   Return After Taxes                                                     1.77%        3.27%         3.13%         3.05%
   Return After Taxes on  Distributions and Sale of Fund Shares           2.02%        3.26%         3.15%         3.08%

U.S. Government Bond Fund+                      8/11/98
   Return Before Taxes                                                    3.19%        5.82%         5.43%         6.08%
   Return After Taxes                                                     1.67%        3.93%         3.31%         4.80%
   Return After Taxes on  Distributions and Sale of Fund Shares           2.12%        3.79%         3.28%         4.53%

Municipal Bond Fund                             3/20/95
   Return Before Taxes                                                    3.18%        5.06%           N/A         5.83%
   Return After Taxes                                                     2.85%        4.80%           N/A         5.58%
   Return After Taxes on  Distributions and Sale of Fund Shares           3.71%        4.84%           N/A         5.52%

Intermediate Municipal Bond Fund               12/16/92
   Return Before Taxes                                                    2.64%        4.74%         4.90%         5.13%
   Return After Taxes                                                     2.50%        4.55%         4.79%         5.02%
   Return After Taxes on  Distributions and Sale of Fund Shares           3.01%        4.55%         4.75%         4.96%

Ohio Municipal Bond Fund+                       8/11/98
   Return Before Taxes                                                    2.65%        4.31%         4.66%         4.96%
   Return After Taxes                                                     2.65%        4.27%         4.63%         4.94%
   Return After Taxes on  Distributions and Sale of Fund Shares           2.97%        4.23%         4.57%         4.73%



                                       79



Michigan Municipal Bond Fund                    5/3/93
   Return Before Taxes                                                    2.70%        4.37%         4.38%         4.35%
   Return After Taxes                                                     2.62%        4.31%         4.34%         4.31%
   Return After Taxes on  Distributions and Sale of Fund Shares           2.86%        4.27%         4.30%         4.27%

Prime Money Market Fund                        6/14/89
   Return Before Taxes                                                    1.02%        3.73%         4.25%         4.65%

Government Money Market Fund                   7/10/91
   Return Before Taxes                                                    0.92%        3.55%         4.12%         4.02%

Michigan Municipal Money Market Fund            6/3/91
   Return Before Taxes                                                    0.88%        2.36%         2.67%         2.70%

Municipal Money Market Fund                     9/7/83
   Return Before Taxes                                                    0.91%        2.39%         2.47%         3.40%

Institutional Money Market Fund                4/11/00
   Return Before Taxes                                                    1.35%          N/A           N/A         3.39%

Institutional Government Money Market Fund      6/2/97
   Return Before Taxes                                                    1.07%        3.74%           N/A         4.04%

U.S. Treasury Money Market Fund               12/12/88
   Return Before Taxes                                                    1.02%        3.65%         4.21%         4.76%

* The quoted performance of the Funds includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997. The actual performance without these accounts would be as follows.

Institutional Shares -- Average Annual Total Returns for the Period Ending July 31, 2003
-------------------------- -------------------

                             Disciplined
                             Large Cap Value
                             Fund:
                              6 YEARS
-------------------------- -------------------
Return Before Taxes          3.66%
-------------------------- -------------------
Return After Taxes           1.72%
-------------------------- -------------------
Return After Taxes on
Distributions and Sale

of Fund Shares               2.23%
-------------------------- -------------------

+ For the period prior to the class inception date, the quoted performance represents the performance of the oldest class of shares in the Fund, adjusted to reflect the expenses and sales charges for the respective class of shares. Please see the prospectus for additional details.


                                                    CLASS A SHARES
                                             AVERAGE ANNUAL TOTAL RETURNS
                                          FOR THE PERIOD ENDED JULY 31, 2003

                                                                  INCEPTION                                             SINCE
FUND NAME                                                         DATE           1 YEAR         5 YEARS      10 YEARS   INCEPTION
Small Cap Growth Fund                                             12/4/92
   Without Load Before Taxes                                                     15.75%           1.25%        7.55%      8.05%
   With Load Before Taxes                                                         9.98%           0.22%        7.00%      7.53%
   Return After Taxes with load                                                   9.98%          -0.33%        5.74%      6.34%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         6.49%           0.01%        5.49%      6.02%

Mid Cap Growth Fund                                               11/20/92
   Without Load Before Taxes                                                     17.03%           0.49%        7.84%     11.28%
   With Load Before Taxes                                                        11.19%          -0.53%        7.29%     10.98%
   Return After Taxes with load                                                  11.19%          -1.98%        5.97%     10.23%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         7.28%          -0.79%        5.99%      9.88%

Quality Growth Fund                                               11/20/92
   Without Load Before Taxes                                                      9.95%          -1.25%        8.98%     12.23%
   With Load Before Taxes                                                         4.46%          -2.26%        8.43%     11.95%
   Return After Taxes with load                                                   4.46%          -3.45%        7.27%     11.35%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         2.90%          -2.01%        7.14%     10.96%



                                       81


Large Cap Core Fund                                                12/1/92
   Without Load Before Taxes                                                      6.56%          -2.96%        7.57%      7.76%
   With Load Before Taxes                                                         1.26%          -3.95%        7.02%      7.24%
   Return After Taxes with load                                                   0.95%          -4.78%        5.07%      5.36%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         0.79%          -3.45%        5.21%      5.45%

Equity Index Fund                                                 11/25/92
   Without Load Before Taxes                                                      9.90%          -1.62%        9.50%      9.44%
   With Load Before Taxes                                                         4.43%          -2.62%        8.93%      8.92%
   Return After Taxes with load                                                   3.96%          -3.09%        7.68%      7.70%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         2.83%          -2.41%        7.10%      7.12%

Balanced Fund                                                    11/20/92
   Without Load Before Taxes                                                      5.57%           0.98%        7.42%     12.18%
   With Load Before Taxes                                                         0.30%          -0.05%        6.87%     11.91%
   Return After Taxes with load                                                  -0.20%          -1.66%        5.21%     11.02%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         0.15%          -0.57%        5.25%     10.64%

Micro Cap Value Fund+                                             8/13/01
   Without Load Before Taxes                                                     39.88%          14.77%          N/A     12.94%
   With Load Before Taxes                                                        32.81%          13.58%          N/A     11.90%
   Return After Taxes with load                                                  32.61%          12.43%          N/A     10.86%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        21.40%          11.16%          N/A      9.75%

Small Cap Value Fund                                               4/1/03
   Without Load Before Taxes                                                        N/A            N/A           N/A     16.73%
   With Load Before Taxes                                                           N/A            N/A           N/A     10.89%
   Return After Taxes with load                                                     N/A            N/A           N/A     10.89%
   Return After Taxes on  Distributions and Sale of                                 N/A            N/A           N/A      7.08%
    Fund Shares with load

Multi Cap Value Fund+                                             8/13/01
   Without Load Before Taxes                                                     19.53%           6.91%       10.61%     11.33%
   With Load Before Taxes                                                        13.55%           5.81%       10.04%     10.92%
   Return After Taxes with load                                                  13.55%           4.50%        7.58%      8.80%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         8.81%           4.44%        7.30%      8.43%

Disciplined Large Cap Value Fund*                                 1/27/97
   Without Load Before Taxes                                                     12.30%           0.46%        8.82%     11.62%
   With Load Before Taxes                                                         6.68%          -0.56%        8.27%     11.34%
   Return After Taxes with load                                                   5.87%          -2.11%          N/A        N/A
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         4.48%          -1.17%          N/A        N/A

Select Stock Fund                                                  3/4/85
   Without Load Before Taxes                                                      0.34%           -9.96%       4.94%      8.81%
   With Load Before Taxes                                                        -4.68%          -10.88%       4.40%      8.50%
   Return After Taxes with load                                                  -4.68%          -11.11%       1.90%      6.49%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -3.04%           -8.83%       2.38%      6.42%

LifeModel Aggressive Fund                                          8/1/02
   Without Load Before Taxes                                                        N/A              N/A         N/A     13.57%
   With Load Before Taxes                                                           N/A              N/A         N/A      7.85%
   Return After Taxes with load                                                     N/A              N/A         N/A      7.76%
   Return After Taxes on  Distributions and Sale of                                 N/A              N/A         N/A      5.09%
    Fund Shares with load
LifeModel Moderately Aggressive Fund                               8/1/02
   Without Load Before Taxes                                                        N/A              N/A         N/A     16.51%
   With Load Before Taxes                                                           N/A              N/A         N/A     10.65%
   Return After Taxes with load                                                     N/A              N/A         N/A     10.40%
   Return After Taxes on  Distributions and Sale of                                 N/A              N/A         N/A      6.90%
    Fund Shares with load
LifeModel Moderate Fund                                            8/1/02
   Without Load Before Taxes                                                        N/A              N/A         N/A     10.48%
   With Load Before Taxes                                                           N/A              N/A         N/A      4.92%
   Return After Taxes with load                                                     N/A              N/A         N/A      4.51%
   Return After Taxes on  Distributions and Sale of                                 N/A              N/A         N/A      3.16%
    Fund Shares with load
LifeModel Moderately Conservative Fund                             8/1/02
   Without Load Before Taxes                                                        N/A              N/A         N/A      7.51%
   With Load Before Taxes                                                           N/A              N/A         N/A      2.10%
   Return After Taxes with load                                                     N/A              N/A         N/A      1.57%
   Return After Taxes on  Distributions and Sale of                                 N/A              N/A         N/A      1.32%
    Fund Shares with load
LifeModel Conservative Fund                                        8/1/02
   Without Load Before Taxes                                                        N/A              N/A         N/A      7.31%
   With Load Before Taxes                                                           N/A              N/A         N/A      1.90%
   Return After Taxes with load                                                     N/A              N/A         N/A      1.20%
   Return After Taxes on  Distributions and Sale of                                 N/A              N/A         N/A      1.19%
    Fund Shares with load

Technology Fund                                                   6/5/00
   Without Load Before Taxes                                                     56.88%              N/A         N/A    -23.09%
   With Load Before Taxes                                                        49.05%              N/A         N/A    -24.32%
   Return After Taxes with load                                                  49.05%              N/A         N/A    -24.41%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        31.88%              N/A         N/A    -19.61%

International Equity Fund                                        8/18/94
   Without Load Before Taxes                                                      2.52%           -4.05%         N/A      2.10%
   With Load Before Taxes                                                        -2.58%           -5.03%         N/A      1.52%
   Return After Taxes with load                                                  -2.69%           -6.31%         N/A      0.09%
   Return After Taxes on Distributions and Sale of
    Fund Shares with load                                                        -1.70%           -4.57%         N/A      0.68%

Bond Fund                                                        3/22/95
   Without Load Before Taxes                                                      4.62%            5.36%         N/A      6.74%
   With Load Before Taxes                                                        -0.30%            4.35%         N/A      6.12%
   Return After Taxes with load                                                  -1.79%            2.01%         N/A      3.48%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -0.26%            2.23%         N/A      3.55%





                                       82



Intermediate Bond Fund                                          11/25/92
   Without Load Before Taxes                                                       4.52%           5.56%       5.52%      5.81%
   With Load Before Taxes                                                          0.89%           4.81%       5.15%      5.46%
   Return After Taxes with load                                                   -0.55%           2.72%       2.83%      3.17%
   Return After Taxes on Distributions and Sale of
    Fund Shares with load                                                          0.51%           2.77%       2.89%      3.19%

Short Term Bond Fund                                             12/4/92
   Without Load Before Taxes                                                       3.07%           5.26%       5.19%      5.08%
   With Load Before Taxes                                                         -0.57%           4.51%       4.82%      4.73%
   Return After Taxes with load                                                   -1.93%           2.48%       2.67%      2.62%
   Return After Taxes on  Distributions and Sale of
   Fund Shares with load                                                          -0.44%           2.56%       2.73%      2.68%

U.S. Government Bond Fund                                       11/20/92
   Without Load Before Taxes                                                       2.83%           5.58%       5.31%      6.01%
   With Load Before Taxes                                                         -2.05%           4.55%       4.79%      5.72%
   Return After Taxes with load                                                   -3.41%           2.77%       2.73%      4.47%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         -1.28%           2.76%       2.77%      4.22%

Municipal Bond Fund                                             3/31/95
   Without Load Before Taxes                                                       3.05%           4.83%         N/A      5.58%
   With Load Before Taxes                                                         -1.87%           3.82%         N/A      4.96%
   Return After Taxes with load                                                   -2.18%           3.56%         N/A      4.72%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                          0.24%           3.72%         N/A      4.71%

Intermediate Municipal Bond Fund                               12/18/92
   Without Load Before Taxes                                                       2.48%           4.49%       4.68%      4.91%
   With Load Before Taxes                                                         -1.09%           3.74%       4.31%      4.56%
   Return After Taxes with load                                                   -1.23%           3.51%       4.17%      4.43%
   Return After Taxes on Distributions and Sale of
    Fund Shares with load                                                          0.45%           3.60%       4.17%      4.40%

Ohio Municipal Bond Fund                                        5/27/93
   Without Load Before Taxes                                                       2.39%           4.06%       4.53%      4.88%
   With Load Before Taxes                                                         -2.45%           3.05%       4.02%      4.58%
   Return After Taxes with load                                                   -2.45%           3.02%       3.99%      4.56%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         -0.49%           3.11%       3.99%      4.37%



                                       83


Michigan Municipal Bond Fund                                    5/11/93
   Without Load Before Taxes                                                       2.45%           4.20%       4.21%      4.18%
   With Load Before Taxes                                                         -2.44%           3.18%       3.71%      3.68%
   Return After Taxes with load                                                   -2.51%           3.12%       3.67%      3.65%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         -0.57%           3.21%       3.69%      3.66%

Prime Money Market Fund+                                        8/11/92
   Without Load Before Taxes                                                       0.76%           3.48%       4.12%      4.50%

Government Money Market Fund+                                  11/25/91
   Without Load Before Taxes                                                       0.71%           3.35%       4.02%      3.93%

Michigan Municipal Money Market Fund                           12/15/92
   Without Load Before Taxes                                                       0.78%           2.27%       2.61%      2.56%

Municipal Money Market Fund                                     9/7/83
   Without Load Before Taxes                                                       0.80%           2.30%       2.44%      3.39%


* The quoted performance of the Funds includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997. The actual performance without these accounts would be as follows.



Class A Shares -- Average Annual Total Returns For the Period Ended
July 31, 2003
--------------------------------------- ----------------
                                          Disciplined
                                          Large Cap
                                          Value Fund:
                                          6 Years
--------------------------------------- ----------------
Without Load Before Taxes                 3.42%
--------------------------------------- ----------------
With Load Before Taxes                    2.54%
--------------------------------------- ----------------
Return After Taxes With
Load                                      0.70&
--------------------------------------- ----------------
Return After Taxes on
Distributions and Sale
of Fund Shares With Load                  1.33%
--------------------------------------- ----------------



+ For the period prior to the class inception date, the quoted performance represents the performance of the oldest class of shares in the Fund, adjusted to reflect the expenses and sales charges for the respective class of shares. Please see the prospectus for additional details.


                                                    CLASS B SHARES
                                             AVERAGE ANNUAL TOTAL RETURNS
                                          FOR THE PERIOD ENDED JULY 31, 2003

                                                                INCEPTION                                              SINCE
FUND NAME                                                       DATE          1 YEAR         5 YEARS      10 YEARS     INCEPTION
---------                                                       ----          ------         -------      --------     ---------
Small Cap Growth Fund+                                         10/29/01
   Without Load Before Taxes                                                     14.86%        0.48%        6.73%       7.78%
   With Load Before Taxes                                                         9.86%        0.12%        6.73%       7.78%
   Return After Taxes with load                                                   9.86%       -0.46%        5.44%       6.56%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         6.41%       -0.09%        5.24%       6.25%

Mid Cap Growth Fund+                                           10/11/00
   Without Load Before Taxes                                                     16.13%       -0.33%        6.87%      10.23%
   With Load Before Taxes                                                        11.13%       -0.62%        6.87%      10.23%
   Return After Taxes with load                                                  11.13%       -2.10%        5.55%       9.49%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         7.24%       -0.85%        5.63%       9.17%

Quality Growth Fund+                                           10/11/00
   Without Load Before Taxes                                                      9.13%       -2.09%        7.98%      11.15%
   With Load Before Taxes                                                         4.13%       -2.39%        7.98%      11.15%
   Return After Taxes with load                                                   4.13%       -3.60%        6.83%      10.55%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         2.68%       -2.10%        6.75%      10.19%

Large Cap Core Fund+                                           10/29/01
   Without Load Before Taxes                                                      5.90%       -3.73%        6.72%       7.14%
   With Load Before Taxes                                                         0.90%       -4.06%        6.72%       7.14%
   Return After Taxes with load                                                   0.81%       -4.89%        4.76%       5.24%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         0.57%       -3.52%        4.97%       5.37%

Equity Index Fund+                                             10/29/01
   Without Load Before Taxes                                                      9.14%       -2.35%        8.72%       8.84%
   With Load Before Taxes                                                         4.14%       -2.73%        8.72%       8.84%
   Return After Taxes with load                                                   3.87%       -3.21%        7.44%       7.60%
   Return After Taxes on  Distributions and Sale of
   Fund Shares with load                                                          2.66%       -2.50%        6.89%       7.04%

Balanced Fund+                                                10/11/00
   Without Load Before Taxes                                                      4.87%        0.14%        6.44%      11.11%
   With Load Before Taxes                                                        -0.13%       -0.16%        6.44%      11.11%
   Return After Taxes with load                                                  -0.42%       -1.73%        4.82%      10.25%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -0.11%       -0.61%        4.91%       9.90%




                                       85


Micro Cap Value Fund+                                          8/13/01
   Without Load Before Taxes                                                     38.70%       13.94%          N/A        12.10%
   With Load Before Taxes                                                        33.70%       13.70%          N/A        11.99%
   Return After Taxes with load                                                  33.49%       12.54%          N/A        10.97%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        21.99%       11.26%          N/A         9.85%

Small Cap Value Fund                                           4/1/03
   Without Load Before Taxes                                                        N/A          N/A          N/A        16.47%
   With Load Before Taxes                                                           N/A          N/A          N/A        11.47%
   Return After Taxes with load                                                     N/A          N/A          N/A        11.47%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                           N/A          N/A          N/A         7.45%


Multi Cap Value Fund+                                          8/13/01
   Without Load Before Taxes                                                     18.74%        6.65%        10.48%       11.24%
   With Load Before Taxes                                                        13.74%        6.34%        10.48%       11.24%
   Return After Taxes with load                                                  13.74%        5.01%         8.00%        9.12%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         8.93%        4.90%         7.70%        8.74%

Disciplined Large Cap Value Fund*,+                            10/11/00
   Without Load Before Taxes                                                     11.50%       -0.13%         7.96%       10.62%
   With Load Before Taxes                                                         6.50%       -0.45%         7.96%       10.62%
   Return After Taxes with load                                                   5.91%       -1.90%           N/A          N/A
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                         4.40%       -1.00%           N/A          N/A

Select Stock Fund+                                             10/11/00
   Without Load Before Taxes                                                     -0.45%      -10.53%         4.09%        7.82%
   With Load Before Taxes                                                        -5.43%      -10.88%         4.09%        7.82%
   Return After Taxes with load                                                  -5.43%      -11.11%         1.59%        5.83%
   Return After Taxes on  Distributions and Sale of                              -3.53%       -8.83%         2.14%        5.82%
    Fund Shares with load

LifeModel Aggressive Fund                                      8/1/02
   Without Load Before Taxes                                                        N/A          N/A           N/A       12.65%
   With Load Before Taxes                                                           N/A          N/A           N/A        7.65%
   Return After Taxes with load                                                     N/A          N/A           N/A        7.63%
   Return After Taxes on  Distributions and Sale of                                 N/A          N/A           N/A        4.97%
    Fund Shares with load

LifeModel Moderately Aggressive Fund                           8/1/02
   Without Load Before Taxes                                                        N/A          N/A           N/A       15.70%
   With Load Before Taxes                                                           N/A          N/A           N/A       10.70%
   Return After Taxes with load                                                     N/A          N/A           N/A       10.62%
   Return After Taxes on  Distributions and Sale of                                 N/A          N/A           N/A        6.95%
    Fund Shares with load

LifeModel Moderate Fund                                        8/1/02
   Without Load Before Taxes                                                        N/A          N/A           N/A        9.58%
   With Load Before Taxes                                                           N/A          N/A           N/A        4.58%
   Return After Taxes with load                                                     N/A          N/A           N/A        4.33%
   Return After Taxes on  Distributions and Sale of                                 N/A          N/A           N/A        2.96%
    Fund Shares with load

LifeModel Moderately Conservative Fund                         8/1/02
   Without Load Before Taxes                                                        N/A          N/A           N/A        6.81%
   With Load Before Taxes                                                           N/A          N/A           N/A        1.81%
   Return After Taxes with load                                                     N/A          N/A           N/A        1.44%
   Return After Taxes on  Distributions and Sale of                                 N/A          N/A           N/A        1.15%
    Fund Shares with load

LifeModel Conservative Fund                                    8/1/02
   Without Load Before Taxes                                                        N/A          N/A           N/A        6.54%
   With Load Before Taxes                                                           N/A          N/A           N/A        1.54%
   Return After Taxes with load                                                     N/A          N/A           N/A        0.97%
   Return After Taxes on  Distributions and Sale of                                 N/A          N/A           N/A        0.96%
    Fund Shares with load

Technology Fund                                                6/5/00
   Without Load Before Taxes                                                     55.70%          N/A           N/A      -23.63%
   With Load Before Taxes                                                        50.70%          N/A           N/A      -24.35%
   Return After Taxes with load                                                  50.70%          N/A           N/A      -24.44%
    Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        32.95%          N/A           N/A      -19.64%

International Equity Fund+                                     10/11/00
   Without Load Before Taxes                                                      1.45%       -4.81%           N/A        1.21%
   With Load Before Taxes                                                        -3.55%       -5.11%           N/A        1.21%
   Return After Taxes with load                                                  -3.55%       -6.38%           N/A       -0.20%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -2.31%       -4.61%           N/A        0.45%

Bond Fund+                                                     10/29/01
   Without Load Before Taxes                                                      3.74%        4.55%           N/A        5.92%
   With Load Before Taxes                                                        -1.26%        4.22%           N/A        5.92%
   Return After Taxes with load                                                  -2.53%        1.89%           N/A        3.27%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -0.88%        2.13%           N/A        3.39%

Intermediate Bond Fund+                                        10/29/01
   Without Load Before Taxes                                                      3.78%        4.73%         4.69%        4.97%
   With Load Before Taxes                                                        -1.22%        4.40%         4.69%        4.97%
   Return After Taxes with load                                                  -2.43%        2.30%         2.35%        2.65%
   Return After Taxes on  Distributions and Sale of

    Fund Shares with load                                                        -0.85%        2.41%         2.49%        2.75%

Municipal Bond Fund+                                           10/29/01
   Without Load Before Taxes                                                      2.26%        4.01%           N/A        4.76%
   With Load Before Taxes                                                        -2.63%        3.67%           N/A        4.76%
   Return After Taxes with load                                                  -2.96%        3.41%           N/A        4.52%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -0.43%        3.59%           N/A        4.56%

Intermediate Municipal Bond Fund+                              10/29/01
   Without Load Before Taxes                                                      1.67%        3.69%         3.85%        4.08%
   With Load Before Taxes                                                        -3.26%        3.34%         3.85%        4.08%
   Return After Taxes with load                                                  -3.40%        3.15%         3.74%        3.97%
   Return After Taxes on  Distributions and Sale of                              -1.17%        3.30%         3.80%        4.01%
    Fund Shares with load


                                       86


Ohio Municipal Bond Fund+                                      10/11/00
   Without Load Before Taxes                                                      1.59%        2.89%         3.43%        3.80%
   With Load Before Taxes                                                        -3.37%        2.53%         3.43%        3.80%
   Return After Taxes with load                                                  -3.37%        2.49%         3.40%        3.78%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -1.28%        2.63%         3.46%        3.65%

Michigan Municipal Bond Fund+                                  10/29/01
   Without Load Before Taxes                                                      1.70%        3.32%         3.29%        3.25%
   With Load Before Taxes                                                        -3.27%        2.97%         3.29%        3.25%
   Return After Taxes with load                                                  -3.34%        2.91%         3.26%        3.22%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        -1.36%        3.01%         3.32%        3.29%

Prime Money Market Fund+                                       10/11/00
   Without Load Before Taxes                                                      0.32%        2.72%         3.24%        3.66%
   With Load Before Taxes                                                        -4.68%        2.36%         3.24%        3.66%


* The quoted performance of the Funds includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997. The actual performance without these accounts would be as follows.


Class B Shares -- Average Annual Total Returns For the Period Ended
July 31, 2003
----------------------------------------- -------------------
                                          Disciplined Large
                                          Cap Value Fund:
                                          6 YEARS
----------------------------------------- -------------------
Without Load Before Taxes                  2.74%
----------------------------------------- -------------------
With Load Before Taxes                     2.62%
----------------------------------------- -------------------
Return After Taxes With Load               0.87%
----------------------------------------- -------------------
Return After Taxes on                      1.47%
Distributions and Sale of Fund
Shares With Load
----------------------------------------- -------------------


+ For the period prior to the class inception date, the quoted performance represents the performance of the oldest class of shares in the Fund, adjusted to reflect the expenses and sales charges for the respective class of shares. Please see the prospectus for additional details.


                                                    CLASS C SHARES
                                             AVERAGE ANNUAL TOTAL RETURN
                                          FOR THE PERIOD ENDED JULY 31, 2003

                                                                 INCEPTION                                              SINCE
FUND NAME                                                        DATE          1 YEAR         5 YEARS      10 YEARS     INCEPTION
---------                                                        ----          ------         -------      --------     ---------
Small Cap Growth Fund+                                         10/29/01
   Without Load Before Taxes                                                    14.94%          0.50%        6.73%        7.79%
   With Load Before Taxes                                                       14.94%          0.50%        6.73%        7.79%
   Return After Taxes with load                                                 14.94%         -0.07%        5.45%        6.56%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        9.71%          0.24%        5.25%        6.25%

Mid Cap Growth Fund+                                           4/24/96
   Without Load Before Taxes                                                    15.99%         -0.20%        7.02%       10.31%
   With Load Before Taxes                                                       15.99%         -0.20%        7.02%       10.31%
   Return After Taxes with load                                                 15.99%         -1.69%        5.69%        9.57%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       10.39%         -0.50%        5.77%        9.26%

Quality Growth Fund+                                           4/25/96
   Without Load Before Taxes                                                     9.12%         -1.90%        8.21%       11.27%
   With Load Before Taxes                                                        9.12%         -1.90%        8.21%       11.27%
   Return After Taxes with load                                                  9.12%         -3.11%        7.08%       10.68%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        5.93%         -1.69%        6.99%       10.32%

Large Cap Core Fund+                                           10/29/01
   Without Load Before Taxes                                                     5.72%         -3.71%        6.72%        7.15%
   With Load Before Taxes                                                        5.72%         -3.71%        6.72%        7.15%
   Return After Taxes with load                                                  5.63%         -4.53%        4.76%        5.24%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        3.71%         -3.23%        4.97%        5.37%

Equity Index Fund+                                             10/29/01
   Without Load Before Taxes                                                     9.14%         -2.35%        8.72%        8.84%
   With Load Before Taxes                                                        9.14%         -2.35%        8.72%        8.84%
   Return After Taxes with load                                                  8.85%         -2.82%        7.44%        7.60%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        5.90%         -2.18%        6.89%        7.04%

Balanced Fund+                                                 4/25/96
   Without Load Before Taxes                                                     4.90%          0.36%        6.63%       11.21%
   With Load Before Taxes                                                        4.90%          0.36%        6.63%       11.21%
   Return After Taxes with load                                                  4.60%         -1.13%        5.11%       10.40%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        3.16%         -0.13%        5.14%       10.03%



                                       88

Micro Cap Value Fund+                                          8/13/01
   Without Load Before Taxes                                                    38.70%         14.28%          N/A       12.46%
   With Load Before Taxes                                                       38.70%         14.28%          N/A       12.46%
   Return After Taxes with load                                                 38.49%         13.13%          N/A       11.44%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       25.24%         11.79%          N/A       10.27%

Small Cap Value Fund                                           4/1/03
   Without Load Before Taxes                                                       N/A            N/A          N/A       16.47%
   With Load Before Taxes                                                          N/A            N/A          N/A       15.47%
   Return After Taxes with load                                                    N/A            N/A          N/A       15.47%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A       10.05%
    Fund Shares with load

Multi Cap Value Fund+                                          8/13/01
   Without Load Before Taxes                                                    18.61%          6.63%       10.47%       11.23%
   With Load Before Taxes                                                       18.61%          6.63%       10.47%       11.23%

   Return After Taxes with load                                                 18.61%          5.32%        7.99%        9.11%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       12.10%          5.16%        7.99%        8.73%

Disciplined Large Cap Value Fund*,+                            1/27/97
   Without Load Before Taxes                                                    11.28%         -0.19%        7.98%       10.63%
   With Load Before Taxes                                                       11.28%         -0.19%        7.98%       10.63%
   Return After Taxes with load                                                 10.67%         -1.54%          N/A          N/A
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        7.51%         -0.72%          N/A          N/A


LifeModel Aggressive Fund                                      8/1/02
   Without Load Before Taxes                                                       N/A            N/A          N/A       12.74%
   With Load Before Taxes                                                          N/A            N/A          N/A       12.74%
   Return After Taxes with load                                                    N/A            N/A          N/A       12.68%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A        8.27%
    Fund Shares with load

LifeModel Moderately Aggressive Fund                           8/1/02
   Without Load Before Taxes                                                       N/A            N/A          N/A       15.71%
   With Load Before Taxes                                                          N/A            N/A          N/A       15.71%
   Return After Taxes with load                                                    N/A            N/A          N/A       15.63%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A       10.20%
    Fund Shares with load

LifeModel Moderate Fund                                        8/1/02
   Without Load Before Taxes                                                       N/A            N/A          N/A        9.67%
   With Load Before Taxes                                                          N/A            N/A          N/A        9.67%
   Return After Taxes with load                                                    N/A            N/A          N/A        9.42%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A        6.27%
    Fund Shares with load

LifeModel Moderately Conservative Fund                         8/1/02
   Without Load Before Taxes                                                       N/A            N/A          N/A        6.81%
   With Load Before Taxes                                                          N/A            N/A          N/A        6.81%
   Return After Taxes with load                                                    N/A            N/A          N/A        6.48%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A        4.41%
    Fund Shares with load

LifeModel Conservative Fund                                    8/1/02
   Without Load Before Taxes                                                       N/A            N/A          N/A        6.58%
   With Load Before Taxes                                                          N/A            N/A          N/A        6.58%
   Return After Taxes with load                                                    N/A            N/A          N/A        6.03%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A        4.24%
    Fund Shares with load


Strategic Income Fund+                                         10/29/01
   Without Load Before Taxes                                                     6.82%          6.46%        6.70%        7.69%
   With Load Before Taxes                                                        6.82%          6.46%        6.70%        7.69%
   Return After Taxes with load                                                  5.25%          3.78%        3.87%        5.03%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        4.35%          3.81%        3.90%        4.99%

Select Stock Fund+                                             3/9/98
   Without Load Before Taxes                                                    -0.40%        -10.55%        4.09%        7.82%
   With Load Before Taxes                                                       -0.40%        -10.55%        4.09%        7.82%
   Return After Taxes with load                                                 -0.40%        -10.79%        1.59%        5.83%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       -0.26%         -8.58%        2.14%        5.82%

Technology Fund                                                6/5/00
   Without Load Before Taxes                                                    55.43%            N/A          N/A      -23.71%
   With Load Before Taxes                                                       55.43%            N/A          N/A      -23.71%
   Return After Taxes with load                                                 55.43%            N/A          N/A      -23.80%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       36.03%            N/A          N/A      -19.16%

International Equity Fund+                                     4/25/96
   Without Load Before Taxes                                                     1.35%         -4.79%          N/A        1.32%
   With Load Before Taxes                                                        1.35%         -4.79%          N/A        1.32%
   Return After Taxes with load                                                  1.35%         -6.05%          N/A       -0.05%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        0.88%         -4.34%          N/A        0.57%


                                       89

Bond Fund+                                                     10/29/01
   Without Load Before Taxes                                                     3.75%          4.54%          N/A        5.92%
   With Load Before Taxes                                                        3.75%          4.54%          N/A        5.92%
   Return After Taxes with load                                                  2.47%          2.24%          N/A        3.27%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        2.38%          2.42%          N/A        3.39%

Intermediate Bond Fund+                                        10/29/01
   Without Load Before Taxes                                                     3.78%          4.73%        4.69%        4.97%
   With Load Before Taxes                                                        3.78%          4.73%        4.69%        4.97%
   Return After Taxes with load                                                  2.57%          2.67%        2.35%        2.65%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        2.40%          2.73%        2.49%        2.75%

U.S. Government Bond Fund+                                     4/24/96
   Without Load Before Taxes                                                     2.12%          4.88%        4.47%        5.07%
   With Load Before Taxes                                                        2.12%          4.88%        4.47%        5.07%
   Return After Taxes with load                                                  0.96%          3.31%        2.60%        3.94%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        1.44%          3.19%        2.62%        3.72%

Municipal Bond Fund+                                           10/29/01
   Without Load Before Taxes                                                     2.31%          4.03%          N/A        4.78%
   With Load Before Taxes                                                        2.31%          4.03%          N/A        4.78%
   Return After Taxes with load                                                  1.99%          3.77%          N/A        4.53%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        2.80%          3.90%          N/A        4.57%

Intermediate Municipal Bond Fund+                              10/29/01
   Without Load Before Taxes                                                     1.64%          3.68%        3.85%        4.08%
   With Load Before Taxes                                                        1.64%          3.68%        3.85%        4.08%
   Return After Taxes with load                                                  1.50%          3.50%        3.73%        3.97%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        2.01%          3.59%        3.80%        4.01%

Ohio Municipal Bond Fund+                                      4/24/96
   Without Load Before Taxes                                                     1.65%          3.38%        3.73%        3.98%
   With Load Before Taxes                                                        1.65%          3.38%        3.73%        3.98%
   Return After Taxes with load                                                  1.65%          3.34%        3.70%        3.96%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        1.97%          3.32%        3.68%        3.79%




                                       90

Michigan Municipal Bond Fund+                                  10/29/01
   Without Load Before Taxes                                                     1.60%          3.32%        3.29%        3.25%
   With Load Before Taxes                                                        1.60%          3.32%        3.29%        3.25%
   Return After Taxes with load                                                  1.53%          3.25%        3.25%        3.21%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        1.80%          3.31%        3.32%        3.29%

Prime Money Market Fund+                                       5/1/02
   Without Load Before Taxes                                                     0.32%          2.75%        3.23%        3.65%
   With Load Before Taxes                                                        0.32%          2.75%        3.23%        3.65%


* The quoted performance of the Funds includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997. The actual performance without these accounts would be as follows.


Class C Shares -- Average Annual Total Returns For the Period Ended
July 31, 2003
------------------------------------- ----------------
                                         Disciplined
                                         Large Cap
                                         Value Fund:
                                         6 Years

------------------------------------- ----------------
Without Load Before Taxes               2.73%
------------------------------------- ----------------
With Load Before Taxes                  2.73%
------------------------------------- ----------------
Return After Taxes With                 1.13%
Load
------------------------------------- ----------------
Return After Taxes on
Distributions and Sale
of Fund Shares With Load                1.67%
------------------------------------- ----------------



+ For the period prior to the class inception date, the quoted performance represents the performance of the oldest class of shares in the Fund, adjusted to reflect the expenses and sales charges for the respective class of shares. Please see the prospectus for additional details.


                                                    ADVISOR SHARES
                                             AVERAGE ANNUAL TOTAL RETURN
                                          FOR THE PERIOD ENDED JULY 31, 2003

                                                                  INCEPTION                                              SINCE
FUND NAME                                                         DATE          1 YEAR         5 YEARS      10 YEARS     INCEPTION
---------                                                         ----          ------         -------      --------     ---------
Small Cap Growth Fund+                                         10/29/01
   Return Before Taxes                                                          15.47%          0.99%         7.26%       8.32%
   Return After Taxes with load                                                 15.47%          0.42%         5.97%       7.09%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       10.06%          0.65%         5.71%       6.73%

Mid Cap Growth Fund+                                           10/29/01
   Return Before Taxes                                                          16.75%          0.26%         7.58%      11.01%
   Return After Taxes with load                                                 16.75%         -1.20%         6.26%      10.26%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       10.89%         -0.12%         6.27%       9.92%




                                       91


Quality Growth Fund+                                           10/29/01
   Return Before Taxes                                                           9.65%         -1.49%         8.71%      11.95%
   Return After Taxes                                                            9.65%         -2.69%         7.56%      11.35%
   Return After Taxes on  Distributions and Sale of
    Fund Shares                                                                  6.27%         -1.36%         7.40%      10.96%

Equity Index Fund+                                             10/29/01
   Return Before Taxes                                                           9.68%         -1.84%         9.28%       9.39%
   Return After Taxes with load                                                  9.22%         -2.36%         7.97%       8.13%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        6.24%         -1.78%         7.37%       7.53%

Balanced Fund+                                                 10/29/01
   Return Before Taxes                                                           5.39%          0.58%         6.94%      11.65%
   Return After Taxes with load                                                  4.93%         -1.03%         5.28%      10.78%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        3.47%         -0.02%         5.33%      10.41%

Micro Cap Value Fund                                           2/1/98
   Return Before Taxes                                                          39.60%         14.50%          N/A       12.66%
   Return After Taxes with load                                                 39.39%         13.35%          N/A       11.63%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       25.83%         11.98%          N/A       10.44%

Small Cap Value Fund                                           4/1/03
   Return Before Taxes                                                             N/A            N/A          N/A       16.67%
   Return After Taxes with load                                                    N/A            N/A          N/A       16.67%
   Return After Taxes on  Distributions and Sale of                                N/A            N/A          N/A       10.83%
    Fund Shares with load

Multi Cap Value Fund                                           9/30/89
   Return Before Taxes                                                          19.26%          6.82%       10.56%       11.30%
   Return After Taxes with load                                                 19.26%          5.52%        8.10%        9.19%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       12.52%          5.33%        7.78%        8.80%

Strategic Income Fund                                          3/10/85
   Return Before Taxes                                                           7.36%          6.73%        6.83%        7.77%
   Return After Taxes with load                                                  5.61%          3.98%        3.97%        5.09%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        4.69%          4.00%        3.99%        5.05%

Technology Fund+                                              10/29/01
   Return Before Taxes                                                          56.26%            N/A          N/A      -23.32%
   Return After Taxes with load                                                 56.26%            N/A          N/A      -23.41%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                       36.57%            N/A          N/A      -18.86%

Bond Fund+                                                    10/29/01
   Return Before Taxes                                                           4.25%          5.09%          N/A        6.46%
   Return After Taxes with load                                                  2.79%          2.70%          N/A        3.76%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        2.70%          2.83%          N/A        3.82%

                                       92


Municipal Bond Fund+                                         10/29/01
   Return Before Taxes                                                           2.76%           4.57%           N/A        5.31%
   Return After Taxes with load                                                  2.43%           4.31%           N/A        5.07%
   Return After Taxes on  Distributions and Sale of
    Fund Shares with load                                                        3.25%           4.40%           N/A        5.06%

Prime Money Market Fund+                                      10/29/01
   Return Before Taxes                                                           0.53%           3.25%           3.76%      4.19%


+ For the period prior to the class inception date, the quoted performance represents the performance of the oldest class of shares in the Fund, adjusted to reflect the expenses and sales charges for the respective class of shares. Please see the prospectus for additional details.

YIELD

In addition to total returns, the Funds may advertise yields for each of the share classes. The 30-day SEC yield for the 30 days ended July 31, 2003 were as follows:

FUND NAME                      INSTITUTIONAL CLASS A   CLASS B CLASS C  ADVISOR
--------------------------------------------------------------------------------
Balanced Fund                      1.16%      0.92%     1.70%   1.70%    0.67%
Strategic Income Fund              5.31%      N/A       N/A     4.33%    4.78%
Bond Fund                          2.61%      2.38%     1.59%   1.59%    2.11%
Intermediate Bond Fund             2.43%      2.17%     1.42%   1.42%    N/A
Short Term Bond Fund               1.74%      1.59%     N/A     N/A      N/A
U.S. Government Bond Fund          2.35%      2.09%     N/A     1.34%    N/A
Municipal Bond Fund                3.17%      2.91%     2.15%   2.15%    2.65%
Intermediate Municipal Bond Fund   2.08%      1.83%     1.07%   1.07%    N/A
Ohio Municipal Bond Fund           2.31%      2.06%     1.30%   1.30%    N/A
Michigan Municipal Bond Fund       1.71%      1.56%     0.71%   0.71%    N/A

For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD

The Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may also advertise tax- equivalent yield. The tax-equivalent yield for the Ohio Municipal Bond Fund for the 30-day period ended July 31, 2003, was % for Institutional shares, % for Class A shares, and % for Class B and Class C shares, while the tax-equivalent yield for the Intermediate Municipal Bond Fund for the 30-day period ended July 31, 2003, was % for Institutional shares, % for Class A shares, and % for Class B and Class C shares. The tax-equivalent yield for the Michigan Municipal Bond Fund for the 30-day period ended July 31, 2003, was % for Institutional shares, % for Class A shares, % for Class B shares, and % for Class C shares, while the tax-equivalent yield for the Municipal Bond Fund for the 30-day period ended July 31, 2003, was % for the Institutional shares, % for Class A shares, % for Class B and Class C shares and % for Advisor shares. The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 38.60% tax rate and assuming that income is 100% tax-exempt.

                             PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

o Consumer Price Index is a measure of price changes in consumer goods and services such as gasoline, food, and automobiles.

o Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap Growth, and Disciplined Large Cap Value Funds)

o Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

o Lehman Brothers Municipal Bond Index is an unmanaged broad market performance benchmark for the tax-exempt bond market, the bonds included in this index must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.

o Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed

     Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

o Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

o Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation, and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Bond, and Intermediate Bond Funds)

o Lehman Brothers Government/Credit (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one-month, three- month, twelve-month and ten-year periods and year-to-date. (Government Bond, Balanced, Bond, and Intermediate Bond Funds)

o Lehman Brothers Government/Credit Bond Index is an unmanaged index composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

o Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

o Lehman Brothers 3-Year General Obligations Index is an unmanaged index investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than four years.

o Lehman Brothers 5-Year General Obligations Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

o Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

o Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All Funds)

o Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and
     4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one-, three-, six-, and twelve-month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (U.S. Government Bond Fund)

o Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond, and Intermediate Bond Funds)

o Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond and Intermediate Bond Funds)

o Merrill Lynch 1-3 Year Government Corporate Index is an unmanaged index which measures the performance of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

o Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Bond Fund)

o Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Bond Fund)

o Merrill Lynch 100 Technology Index is an unmanaged equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depository Receipts.

o Morningstar, Inc., an independent rating service, is the publisher of the bi- weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

o Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and issued by companies in industry, public utilities, and finance. (Balanced, Bond, and Intermediate Bond Funds)

o Salomon Brothers 3-5 Year Government Index quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Bond Fund)

o S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to- book ratios (one distinction associated with "growth stocks"). The index is maintained by S&P in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap Growth, and Disciplined Large Cap Value Funds)

o S&P Mid Cap Growth 400 Index is comprised of the 400 common stocks issued by medium- sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Growth Fund)

o Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap Growth, Select Stock, and Disciplined Large Cap Value Funds)

o Standard & Poor's 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

o Standard & Poor's Mid Cap 400 Index is an unmanaged index comprised of 400 domestic stocks chosen for market size (median market capitalization of $676 million), liquidity and industry group representation.

o Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap Growth Fund)

o Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

o Lehman Brothers Three-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

o Lehman Brothers Five-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities of not less than four years but no more than six years.

o Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.

o Lehman Brothers Intermediate Credit Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC-registered corporate debt. Included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, or international agencies.

o Lehman Brothers Intermediate Government Bond Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

o Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates 22 years.

o Lipper Multi-Cap Value Funds Index is comprised of the top 25 to 30 managed mutual funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

o Lipper Small-Cap Value Funds Index is comprised of the top 25 to 30 managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year


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     weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of S&P SuperComposite 1500
     Index.

o Lipper Science & Technology Funds Index is comprised of the top 25 to 30 managed mutual funds that invests 65% of its equity portfolio in science and technology stocks

o The Morgan Stanley Capital International (MSCI) indices measure performance for a diverse range of developed country global stock markets including the

o United States, Canada, Europe, Australia, New Zealand and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24 countries for which there are MSCI national indices. The indices are capitalization weighted. Furthermore, companies included in the indices replicate the industry composition of each local market and, in addition, represent samplings of large-, medium- and small-capitalization companies from each local market, taking into account the stocks' liquidity.

o Morgan Stanley Capital International (MSCI) Europe Index is an unmanaged, market value-weighted average of the performance of over 500 securities listed on the stock exchanges of 15 countries in the European region.

o Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.

o Morgan Stanley Capital International (MSCI) World Index is an unmanaged index representing the stock markets of 23 countries, comprising 1482 securities-with values expressed in U.S. dollars.

o Morgan Stanley Capital International Pacific Rim Index is an unmanaged index representative of stocks in their respective regions.

o Morgan Stanley High Tech Index is an unmanaged index generally representative of the high-tech sector of the U.S. stock market.

o Morgan Stanley High-Technology 35 Index is an unmanaged broad market technology index composed purely of electronics-based companies.

o Russell 1000 Growth Index is an unmanaged index that measures the performance of the securities found in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

o Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 of the largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

o Russell 1000 Value Index is comprised of the securities found in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

o Russell 2000 Growth Index is an unmanaged index comprised of the securities found in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.

o Russell 2000 Value Index is an unmanaged index comprised of the securities found in the Russell 2000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios.


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o    Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o Russell 3000 Value Index is an unmanaged index that measures the performance of the companies found in the Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

o Russell Midcap Growth Index is an unmanaged index that measures the performance of the companies found in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index.

o Russell Midcap Value Index is an unmanaged index that measures the performance of the companies found in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index.

o Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies found in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The companies which comprise this index have high price-to-book ratios and higher forecasted growth values.

o Ryan Labs Treasury Index is an equal weighted index of all Treasuries having maturities longer than one year.

o Value Line Arithmetic Index is an equal weighted index of more than 1,700 stocks followed by Value Line Publishing, Inc.

o 91-day Treasury Bill return tracks the investment return paid on U.S. Treasury bills maturing in 91 days.

o 90-Day U. S. Treasury Bills (represented by the U.S. Treasury Bill Total Return Index) are government guaranteed and offer a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. Treasury bills are less volatile than longer term fixed-income securities and are guaranteed as to timely payment of principal and interest by the U.S. Government.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales load.

                              FINANCIAL STATEMENTS

The financial statements and related independent auditor's report for the Funds for the fiscal year ended July 31, 2003 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2003 and the Semi-Annual Report to Shareholders of the Fifth Third Funds dated January 31, 2003 (File Nos. 33-24848 and 811-5669). Copies of the Annual Reports and Semi-Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus. The Select, Preferred and Trust shares of the Equity Index Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund are newly offered and do not have a financial history.


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                                    APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA


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categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

o    Leading market positions in well-established industries.


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o    High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


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